 As filed with the Securities and Exchange Commission on or about June 28, 2002
                                            Registration No. 333-___ and 811-___
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  -------------

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                       [X]


                         Pre-Effective Amendment No. ___                    [ ]

                        Post-Effective Amendment No. ___                    [ ]

                                     and/or

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940                [X]


                                Amendment No. ___                           [ ]

                         BERGER ENHANCED PORTFOLIO TRUST
               (Exact Name of Registrant as Specified in Charter)

                            210 UNIVERSITY BOULEVARD
                             DENVER, COLORADO 80206
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (303) 329-0200

(Name and Address of Agent for Service)                     Copy to:

           JACK R. THOMPSON                          DEBORAH BIELICKE EADES
    BERGER ENHANCED PORTFOLIO TRUST            VEDDER, PRICE, KAUFMAN & KAMMHOLZ
       210 UNIVERSITY BOULEVARD                     222 NORTH LASALLE STREET
        DENVER, COLORADO 80206                      CHICAGO, ILLINOIS 60601

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the commission, acting pursuant to said Section 8(a), may determine.

                               September 30, 2002

                                  BERGER FUNDS

                          RISK MANAGED FUNDS PROSPECTUS





                               [Berger Funds Logo]






           BERGER RISK MANAGED GROWTH FUND(SM) - INSTITUTIONAL SHARES
            BERGER RISK MANAGED CORE FUND(SM) - INSTITUTIONAL SHARES BERGER RISK MANAGED VALUE FUND(SM) - INSTITUTIONAL SHARES












The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Berger Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals and, although you have the potential to make money, you could also lose money in the Funds.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER RISK MANAGED GROWTH FUND, BERGER RISK MANAGED CORE FUND and BERGER RISK MANAGED VALUE FUND are servicemarks of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Risk Managed Growth Fund, Berger Risk Managed Core Fund and Berger Risk Managed Value Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.

                                TABLE OF CONTENTS

Berger Risk Managed Growth Fund(SM) - Institutional Shares.......................................................1

Berger Risk Managed Core Fund(SM) - Institutional Shares.........................................................3

Berger Risk Managed Value Fund(SM) - Institutional Shares........................................................5

Risk and Investment Glossary.....................................................................................7

How To Contact Us................................................................................................9

To Open an Account or Purchase Shares...........................................................................10

Exchanging Shares...............................................................................................11

Selling (Redeeming) Shares......................................................................................12

Information About Your Account..................................................................................14
         Excessive Trading......................................................................................14
         Online and Telephone Considerations....................................................................14
         Fund Share Price.......................................................................................14
         Privacy Notice.........................................................................................15
         Distributions and Taxes................................................................................16
         Tax-Sheltered Retirement Plans.........................................................................17

Organization of the Fund........................................................................................18
         Investment Managers....................................................................................18
         Special Fund Structure.................................................................................19

           BERGER RISK MANAGED GROWTH FUND(SM) - INSTITUTIONAL SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio for the Fund from a universe of common stocks of growth companies. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

          o selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index (the "Index");

          o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

          o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap growth segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap growth companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

            ANNUAL FUND OPERATING EXPENSES(1)

            (DEDUCTED DIRECTLY FROM THE FUND)
---------------------------------------------------------
Management fee .............................          .60%
Other expenses .............................          .42
                                                 --------
   Total Annual Fund Operating Expenses ....         1.02
Expense Reimbursement(2) ...................         (.20)
                                                 --------
Net Expenses ...............................          .82

----------

(1)     Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Institutional Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Institutional Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                    $
         -----                   ---
One....................           84
Three..................          305

            BERGER RISK MANAGED CORE FUND(SM) - INSTITUTIONAL SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio of common stocks for the Fund. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o Selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500 Index (the "Index");

        o Periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o Monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

            ANNUAL FUND OPERATING EXPENSES(1)

            (DEDUCTED DIRECTLY FROM THE FUND)
-------------------------------------------------------
Management fee .............................        .50%
Other expenses .............................        .42
                                                 ------
   Total Annual Fund Operating Expenses ....        .92
Expense Reimbursement(2) ...................       (.20)
                                                 ------
Net Expenses ...............................        .72

----------

(1)     Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Institutional Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Institutional Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                $
         -----               ---
One..................         74
Three................        273

            BERGER RISK MANAGED VALUE FUND(SM) - INSTITUTIONAL SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio for the Fund from a universe of common stocks of value-oriented companies. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Value Index (the "Index");

        o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap value segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap value-oriented companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

             ANNUAL FUND OPERATING EXPENSES(1)

             (DEDUCTED DIRECTLY FROM THE FUND)
--------------------------------------------------------
Management fee ..............................        .50%
Other expenses ..............................        .42
                                                  ------
   Total Annual Fund Operating Expenses .....        .92
Expense Reimbursement(2) ....................       (.20)
                                                  ------
Net Expenses ................................        .72

----------

(1)     Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Institutional Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Institutional Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                $
         -----               ---
One..................         74
Three................        273

                          RISK AND INVESTMENT GLOSSARY

The following will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Funds. You may get more detailed information about the risks of investing in the Funds in the Statement of Additional Information ("SAI").

COMMON STOCK is a share of ownership (equity) interest in a company. It is the intention of each Fund to remain fully invested in the common stocks of companies included in the applicable Index at all times.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

DIVERSIFICATION means a diversified fund may not, with respect to 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Funds are diversified funds.

EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized basis. Each Fund may lend portfolio securities only up to 33 1/3% of its total assets.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Approximately half of the companies comprising the Russell 1000 as in the Growth Index.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest U.S. companies, based on total market capitalization. As of [June 30, 200__], the average market capitalization was approximately $13 billion and the median market capitalization was approximately $3.8 billion.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Approximately half of the companies comprising the Russell 1000 are in the Value Index.

S&P 500(R) INDEX is composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange. Standard & Poor's chooses the stocks to be included in the index on a statistical basis taking into account market values and industry diversification.

TEMPORARY DEFENSIVE MEASURES are steps that a Fund takes to decrease its exposure to the stock market or to lessen the impact of a declining market. Although each Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times.

                                HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o       Purchasing, exchanging and selling shares

o       Reviewing Fund information and performance

o       Viewing electronic financial reports, prospectuses and statements

o       Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o       1-800-960-8427

BY MAIL

Send new account applications and written correspondence to:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

Send overnight, certified or registered mail to:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

Send purchases for existing accounts to:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529

IN PERSON

If you are in the Denver area, please visit our Investor Center.

Cherry Creek Shopping Center
3000 E. 1st Avenue, 1st Level
Denver, Colorado 80206

               TO OPEN AN ACCOUNT OR PURCHASE SHARES

                              MINIMUM
--------------------------------------------------------------------
Initial investment                                          $250,000
Subsequent investments                                    No minimum

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to BERGER FUNDS for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o       Investor Service Representative

To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis ($50 minimum), fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

Important notes about purchasing shares:

o       The Fund is available only to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.

                                EXCHANGING SHARES

BY ONLINE ACCESS

o Investors are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

Important notes about exchanging shares:

Shares of the Funds described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the CAT Portfolios. There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.

When exchanging shares:

o Each account must be registered identically, i.e., have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for obtaining and reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums.

                           SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o Investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

Important notes about redeeming shares:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the "SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION" section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid on amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Funds use Signature Guarantees to protect you and the Funds from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o       Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o       You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o       You wish to add or remove owners from your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.

                         INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Funds do not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Funds reserve the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Funds' opinion, engages in trading that may be disruptive to the Funds, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

All new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Funds and their service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submitting requests in writing.

FUND SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of each Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases, Systematic Exchange Plan transactions and Systematic Withdrawal Plan redemptions are confirmed only on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, a Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or by writing the Funds. Your request to receive additional copies will take effect within 30 days. A Fund will continue to send only one copy of these documents unless you request otherwise.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are not issued. Records of share ownership are maintained by the Funds' transfer agent in book entry form.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Funds.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Funds through those companies. A Fund's adviser or a Fund (if approved by its trustees) may pay fees to these companies for their services. These companies also may be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

PRIVACY NOTICE

To service your account, the Funds may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Funds do not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, or sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Funds recognize the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Funds; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce their expenses, the Funds may involuntarily redeem the shares in your account if your balance drops below $250,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before a Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Funds generally make two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a Fund. Each Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a Fund. The Funds will distribute their investment income annually, normally in December.

The Funds reserve the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Funds in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Funds to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Funds offer several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-259-2820.

                            ORGANIZATION OF THE FUND


INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Funds.

BERGER FINANCIAL GROUP LLC (BFG), 210 University Blvd., Denver, CO 80206, is the Funds' investment adviser. BFG serves as investment adviser, subadviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Enhanced Investment Technologies, LLC and provides administrative services to the Funds. The investment advisory fees charged to the Funds are as follows: 0.60% for the Risk Managed Growth Fund; 0.50% for the Berger Risk Managed Core Fund; and 0.50% for the Berger Risk Managed Value Fund.

ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as investment adviser or subadviser to mutual funds, institutional investors and individual separate accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Funds.

No one person of the investment team is primarily responsible for implementing the investment strategies of the Funds. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process.

PORTFOLIO TURNOVER

Portfolio changes are made in accordance with the subadviser's disciplined rebalancing strategy, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Funds and in higher net taxable gains for you as an investor.

SPECIAL FUND STRUCTURE

Each Fund currently has three classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $10,000. Service Shares are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Funds applies to the Service Shares. For more information on Investor Shares or Service Shares, please call 1-800-333-1001.

For more information, see the SAI.

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.

You may wish to read the SAI for more information on the Funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by writing or calling the Funds at:

Berger Funds
P.O. Box 5005
Denver, CO 80217-5005
(800) 333-1001
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's website at http://www.sec.gov.

You can also review and obtain copies of more information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER

Berger Enhanced Portfolio Trust 811-__________

        o       Berger Risk Managed Growth Fund(SM) - Institutional Shares

        o       Berger Risk Managed Core Fund(SM) - Institutional Shares

        o       Berger Risk Managed Value Fund(SM) - Institutional Shares

                               September 30, 2002

                                  BERGER FUNDS

                          RISK MANAGED FUNDS PROSPECTUS












                               [Berger Funds Logo]






              BERGER RISK MANAGED GROWTH FUND(SM) - INVESTOR SHARES
               BERGER RISK MANAGED CORE FUND(SM) - INVESTOR SHARES
              BERGER RISK MANAGED VALUE FUND(SM) - INVESTOR SHARES











The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Berger Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals and, although you have the potential to make money, you could also lose money in the Funds.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER RISK MANAGED GROWTH FUND, BERGER RISK MANAGED CORE FUND and BERGER RISK MANAGED VALUE FUND are servicemarks of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Investor Shares of the Berger Risk Managed Growth Fund, Berger Risk Managed Core Fund and Berger Risk Managed Value Fund, which are available to the general public with a minimum account balance of $10,000.


                                TABLE OF CONTENTS



Berger Risk Managed Growth Fund(SM) - Investor Shares............................................................1

Berger Risk Managed Core Fund(SM) - Investor Shares..............................................................3

Berger Risk Managed Value Fund(SM) - Investor Shares.............................................................5

Risk and Investment Glossary.....................................................................................7

How To Contact Us................................................................................................9

To Open an Account or Purchase Shares...........................................................................11

Exchanging Shares...............................................................................................13

Selling (Redeeming) Shares......................................................................................14

Information About Your Account..................................................................................16
         Excessive Trading......................................................................................16
         Online and Telephone Considerations....................................................................16
         Fund Share Price.......................................................................................16
         Privacy Notice.........................................................................................17
         Distributions and Taxes................................................................................18
         Tax-Sheltered Retirement Plans.........................................................................19

Organization of the Fund........................................................................................20
         Investment Managers....................................................................................20
         Special Fund Structure.................................................................................21

              BERGER RISK MANAGED GROWTH FUND(SM) - INVESTOR SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio for the Fund from a universe of common stocks of growth companies. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index (the "Index");

        o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap growth segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap growth companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

              ANNUAL FUND OPERATING EXPENSES(1)

              (DEDUCTED DIRECTLY FROM THE FUND)
---------------------------------------------------------

Management fee .............................          .60%
Other expenses .............................          .62
                                                 --------
   Total Annual Fund Operating Expenses ....         1.22
Expense Reimbursement(2) ...................         (.30)
                                                 --------
Net Expenses ...............................          .92

----------

(1)     Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.15% of the Investor Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Investor Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.15% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                 $
         -----                ---
One..................          94
Three................         358

               BERGER RISK MANAGED CORE FUND(SM) - INVESTOR SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio of common stocks for the Fund. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500 Index (the "Index");

        o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

            ANNUAL FUND OPERATING EXPENSES(1)

            (DEDUCTED DIRECTLY FROM THE FUND)
---------------------------------------------------------
Management fee .............................          .50%
Other expenses .............................          .62
                                                 --------
   Total Annual Fund Operating Expenses ....         1.12
Expense Reimbursement(2) ...................         (.30)
                                                 --------
Net Expenses ...............................          .82

----------

(1)     Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.15% of the Investor Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Investor Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.15% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                 $
         -----                ---
One..................          84
Three................         326

              BERGER RISK MANAGED VALUE FUND(SM) - INVESTOR SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio for the Fund from a universe of common stocks of value-oriented companies. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Value Index (the "Index");

        o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap value segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap value-oriented companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

             ANNUAL FUND OPERATING EXPENSES(1)

             (DEDUCTED DIRECTLY FROM THE FUND)
---------------------------------------------------------
Management fee .............................          .50%
Other expenses .............................          .62
                                                 --------
   Total Annual Fund Operating Expenses ....         1.12
Expense Reimbursement(2) ...................         (.30)
                                                 --------
Net Expenses ...............................          .82

----------

(1)     Based on estimates for the Fund's first year of operations.

(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.15% of the Investor Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Investor Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.15% of the class' average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                 $
         -----                ---
One..................          84
Three................         326

                          RISK AND INVESTMENT GLOSSARY

The following will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Funds. You may get more detailed information about the risks of investing in the Funds in the Statement of Additional Information ("SAI").

COMMON STOCK is a share of ownership (equity) interest in a company. It is the intention of each Fund to remain fully invested in the common stocks of companies included in the applicable Index at all times.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

DIVERSIFICATION means a diversified fund may not, with respect to 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Funds are diversified funds.

EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized basis. Each Fund may lend portfolio securities only up to 33 1/3% of its total assets.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Approximately half of the companies comprising the Russell 1000 are in the Growth Index.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest U.S. companies, based on total market capitalization. As of [June 30, 200__], the average market capitalization was approximately $13 billion and the median market capitalization was approximately $3.8 billion.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Approximately half of the companies comprising the Russell 1000 are in the Value Index.

S&P 500(R) INDEX is composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange. Standard & Poor's chooses the stocks to be included in the index on a statistical basis taking into account market values and industry diversification.

TEMPORARY DEFENSIVE MEASURES are steps that a Fund takes to decrease its exposure to the stock market or to lessen the impact of a declining market. Although each Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times.

                                HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o       Opening new accounts

o       Purchasing, exchanging and selling shares

o       Reviewing Fund information and performance

o       Changing your address

o       Viewing electronic financial reports, prospectuses and statements

o       Downloading applications and account servicing forms

QUICK ACCESS

You can obtain Fund prices and purchase, exchange, and sell shares using our automated phone system (voice activated or touch tone).

o       1-800-551-5849, Option 1.

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o       1-800-551-5849

BY MAIL

Send new account applications and written correspondence to:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

Send overnight, certified or registered mail to:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

Send purchases for existing accounts to:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529

IN PERSON

If you are in the Denver area, please visit our Investor Center.

Cherry Creek Shopping Center
3000 E. 1st Avenue, 1st Level
Denver, Colorado 80206

                      TO OPEN AN ACCOUNT OR PURCHASE SHARES

Minimum Initial Investments*
   Regular investment ......................     $ 10,000
   IRA .....................................     $  3,000
Minimum Subsequent Investments*
   Regular investment ......................     $     50
   Regular systematic investment ...........     $     50

----------

* These minimums must be met in each individual Fund account in which you invest.

BY ONLINE ACCESS

o       You may open most types of accounts online at bergerfunds.com.

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to BERGER FUNDS for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.

BY TELEPHONE

o       Quick Access

                Investors who establish electronic transfer privileges may make additional purchases through our automated phone system.

o       Investor Service Representative

                To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

                You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

                Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis ($50 minimum), fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

Important notes about purchasing shares:

o       The Fund is available only to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.

o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks.

o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com, call Quick Access or call an Investor Service Representative.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.

                                EXCHANGING SHARES

BY ONLINE ACCESS

o Investors are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call Quick Access or an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

Important notes about exchanging shares:

Shares of the Funds described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the CAT Portfolios. There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.

When exchanging shares:

o Each account must be registered identically, i.e., have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for obtaining and reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums.

                           SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o Investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION" section of this Prospectus.

BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Quick Access or an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

Important notes about redeeming shares:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer. Your bank may charge an additional fee to receive the wire transfer. A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the "SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION" section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o Interest will not be paid on amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Funds use Signature Guarantees to protect you and the Funds from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o       Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o       You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o       You wish to add or remove owners from your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.

                         INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Funds do not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Funds reserve the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Funds' opinion, engages in trading that may be disruptive to the Funds, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

All new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com and Quick Access may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Funds and their service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or Quick Access, or submitting requests in writing.

FUND SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Investor Shares of each Fund is determined by adding the Investor Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Investor Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Investor Shares, and then dividing that value by the total number of the Investor Shares outstanding. Share price is calculated separately for each class of Fund shares.

Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith, at fair value using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases, Systematic Exchange Plan transactions and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, a Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or by writing the Funds. Your request to receive additional copies will take effect within 30 days. A Fund will continue to send only one copy of these documents unless you request otherwise.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are not issued. Records of share ownership are maintained by the Funds' transfer agent in book entry form.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Funds.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Funds through those companies. A Fund's adviser or a Fund (if approved by its trustees) may pay fees to these companies for their services. These companies also may be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

PRIVACY NOTICE

To service your account, the Funds may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Funds do not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, or sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Funds recognize the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Funds; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

ACCOUNT MINIMUMS

The Fund may charge a $10 annual fee to all accounts (except IRA and UGMA/UTMA accounts) with a balance of less than $10,000 that are not making systematic monthly investments.

The annual fee is normally assessed in December and is designed to help offset the proportionately higher costs of maintaining accounts with lower balances. This fee will apply to accounts that have been over the stated minimum at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value declined.

Shares in accounts that do not meet the minimum balance requirements applicable to them as described may also be subject to involuntary redemption by the Fund.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce their expenses, the Funds may involuntarily redeem the shares in your account if your balance drops below $10,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before a Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Funds generally make two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a Fund. Each Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a Fund. The Funds will distribute their investment income annually, normally in December.

The Funds reserve the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Funds in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Funds to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Funds offer several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, Coverdell Education Savings Account (formerly the Education IRA account) or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-259-2820.

                            ORGANIZATION OF THE FUND

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Funds.

BERGER FINANCIAL GROUP LLC (BFG), 210 University Blvd., Denver, CO 80206, is the Funds' investment adviser. BFG serves as investment adviser, subadviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Enhanced Investment Technologies, LLC and provides administrative services to the Funds. The investment advisory fees charged to the Funds are as follows: 0.60% for the Risk Managed Growth Fund; 0.50% for the Berger Risk Managed Core Fund; and 0.50% for the Berger Risk Managed Value Fund.

ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as investment adviser or subadviser to mutual funds, institutional investors and individual separate accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Funds.

No one person is primarily responsible for implementing the investment strategies of the Funds. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process.

PORTFOLIO TURNOVER

Portfolio changes are made in accordance with the subadviser's disciplined rebalancing strategy, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Funds and in higher net taxable gains for you as an investor.

SPECIAL FUND STRUCTURE

Each Fund currently has three classes of shares. The Investor Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $10,000 ($3,000 for retirement accounts). The Institutional Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $250,000. Service Shares are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Funds applies to the Service Shares. For more information on Institutional Shares, please call 1-800-259-2820. For more information on Service Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.

You may wish to read the SAI for more information on the Funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by writing or calling the Funds at:

Berger Funds
P.O. Box 5005
Denver, CO 80217-5005
(800) 333-1001
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's website at http://www.sec.gov.

You can also review and obtain copies of more information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER

Berger Enhanced Portfolio Trust 811-____

        o       Berger Risk Managed Growth Fund(SM) - Investor Shares

        o       Berger Risk Managed Core Fund(SM) - Investor Shares

        o       Berger Risk Managed Value Fund(SM) - Investor Shares

                               September 30, 2002

                                  BERGER FUNDS

                          RISK MANAGED FUNDS PROSPECTUS












                               [Berger Funds Logo]






              BERGER RISK MANAGED GROWTH FUND(SM) - SERVICE SHARES
               BERGER RISK MANAGED CORE FUND(SM) - SERVICE SHARES
               BERGER RISK MANAGED VALUE FUND(SM) - SERVICE SHARES







The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Berger Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals and, although you have the potential to make money, you could also lose money in the Funds.

BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER RISK MANAGED GROWTH FUND, BERGER RISK MANAGED CORE FUND and BERGER RISK MANAGED VALUE FUND are servicemarks of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Service Shares of the Berger Risk Managed Growth Fund, Berger Risk Managed Core Fund and Berger Risk Managed Value Fund. These shares are only available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries.


                                TABLE OF CONTENTS

Berger Risk Managed Growth Fund(SM) - Service Shares.............................................................1

Berger Risk Managed Core Fund(SM) - Service Shares...............................................................3

Berger Risk Managed Value Fund(SM) - Service Shares..............................................................5

Risk and Investment Glossary.....................................................................................7

Purchasing and Selling (Redeeming) Shares........................................................................9

Information About Your Account..................................................................................10
         Excessive Trading......................................................................................10
         Fund Share Price.......................................................................................10
         Privacy Notice.........................................................................................10
         Distributions and Taxes................................................................................11


Organization of the Fund........................................................................................13
         Investment Managers....................................................................................13
         12b-1 Arrangements.....................................................................................14
         Special Fund Structure.................................................................................15

              BERGER RISK MANAGED GROWTH FUND(SM) - SERVICE SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio for the Fund from a universe of common stocks of growth companies. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Growth Index (the "Index");

        o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap growth segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap growth companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

             ANNUAL FUND OPERATING EXPENSES(1)

             (DEDUCTED DIRECTLY FROM THE FUND)
----------------------------------------------------------
Management fee ..............................          .60%
Distribution (12b-1) fee ....................          .25
Other expenses(2) ...........................          .67
                                                  --------
   Total Annual Fund Operating Expenses .....         1.52
Expense Reimbursement(3) ....................        (0.20)
                                                  --------
Net Expenses ................................         1.32

----------

(1)     Based on estimates for the Fund's first year of operations.

(2)     Other expenses include a 0.25% Service Fee.

(3) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Service Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Service Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees, service fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                 $
         -----                ---
One..................         134
Three................         461

               BERGER RISK MANAGED CORE FUND(SM) - SERVICE SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio of common stocks for the Fund. The formulas underlying the mathematical process were developed internally by the subadviser and are proprietary. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o selecting stocks only from the universe of the Fund's benchmark, which is the S&P 500 Index (the "Index");

        o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

             ANNUAL FUND OPERATING EXPENSES(1)

             (DEDUCTED DIRECTLY FROM THE FUND)
----------------------------------------------------------
Management fee ..............................          .50%
Distribution (12b-1) fee ....................          .25
Other expenses(2) ...........................          .67
                                                  --------
   Total Annual Fund Operating Expenses .....         1.42
Expense Reimbursement(3) ....................        (0.20)
                                                  --------
Net Expenses ................................         1.22

----------

(1)     Based on estimates for the Fund's first year of operations.

(2)     Other Expenses include a 0.25% Service Fee.

(3) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Service Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Service Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees, service fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                 $
         -----                ---
One..................         124
Three................         430

               BERGER RISK MANAGED VALUE FUND(SM) - SERVICE SHARES

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks long-term growth of capital. The Fund's investment objective may be changed by the Board of Trustees of the Fund without an investor vote. The Fund pursues its objective by applying a mathematical portfolio management process to construct a portfolio for the Fund from a universe of common stocks of value-oriented companies. The formulas underlying the mathematical process were developed internally by the subadviser. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Fund's portfolio. The mathematical process is a highly disciplined investment strategy designed to take advantage of market volatility, rather than to use individual company research or market/economic trends to predict the future returns of stocks. The process is intended to generate a return in excess of the Fund's benchmark over the long term, while controlling the risk relative to the benchmark by:

        o selecting stocks only from the universe of the Fund's benchmark, which is the Russell 1000 Value Index (the "Index");

        o periodically determining an optimal weighting of the selected stocks that are considered to have the potential to increase the return or to reduce risk of the portfolio over time and rebalancing to the optimal weighting; and

        o monitoring the total risk and volatility of the portfolio to maintain levels at or below the average risk and volatility of the Index.

The primary aim of the strategy is to identify stocks with higher volatility relative to the Index and combine those stocks in a manner that reduces overall portfolio volatility. Because more volatile stocks tend to be smaller in size, the Fund normally expects to have a smaller average market capitalization than the Index. The subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the Index. Risk controls are designed to minimize the risk of significant underperformance relative to the Index.

The Fund normally invests in a majority of the stocks in the Index. The Fund normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use futures and options contracts and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

PRINCIPAL RISKS

The main risks of this Fund are those associated with the large-cap value segment of the U.S. stock market. Stocks rise and fall daily in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the value of the Fund's investments may go down, and you could lose money on your investment. There is also the possibility that the market segments on which the Fund focuses - primarily U.S. large-cap value-oriented companies - will fall out of favor with the investing public and underperform other kinds of investments.

The proprietary mathematical process used by the subadviser may not achieve the desired results. Additionally, the rebalancing techniques used by the subadviser may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. A higher portfolio turnover rate increases the likelihood of higher net taxable gains or losses for you as an investor.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until September 30, 2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

             ANNUAL FUND OPERATING EXPENSES(1)

             (DEDUCTED DIRECTLY FROM THE FUND)
----------------------------------------------------------
Management fee ..............................          .50%
Distribution (12b-1) fee ....................          .25
Other expenses(2) ...........................          .67
                                                  --------
   Total Annual Fund Operating Expenses .....         1.42
Expense Reimbursement(3) ....................        (0.20)
                                                  --------
Net Expenses ................................         1.22

----------

(1)     Based on estimates for the Fund's first year of operations.

(2)     Other Expenses include a 0.25% Service Fee.

(3) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Service Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from the Fund's Service Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o       $10,000 initial investment

o       5% total return for each year

o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-year period)

o       Redemption after the end of each period

o       Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:

         YEARS                 $
         -----                ---
One..................         124
Three................         430

                          RISK AND INVESTMENT GLOSSARY

The following will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Funds. You may get more detailed information about the risks of investing in the Funds in the Statement of Additional Information ("SAI").

COMMON STOCK is a share of ownership (equity) interest in a company. It is the intention of each Fund to remain fully invested in the common stocks of companies included in the applicable Index at all times.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

DIVERSIFICATION means a diversified fund may not, with respect to 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Funds are diversified funds.

EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized basis. Each Fund may lend portfolio securities only up to 33 1/3% of its total assets.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Approximately half of the companies comprising the Russell 1000 are in the Growth Index.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest U.S. companies, based on total market capitalization. As of [June 30, 200__], the average market capitalization was approximately $13 billion and the median market capitalization was approximately $3.8 billion.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Approximately half of the companies comprising the Russell 1000 are in the Value Index.

S&P 500(R) INDEX is composed of 500 selected common stocks, over 95% of which are listed on the New York Stock Exchange. Standard & Poor's chooses the stocks to be included in the index on a statistical basis taking into account market values and industry diversification.

TEMPORARY DEFENSIVE MEASURES are steps that a Fund takes to decrease its exposure to the stock market or to lessen the impact of a declining market. Although each Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times.

                    PURCHASING AND SELLING (REDEEMING) SHARES

Investors may not purchase or redeem shares of the Funds directly. The Funds sell their shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

The Funds do not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.

                         INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Funds do not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Funds reserve the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Funds' opinion, engages in trading that may be disruptive to the Funds, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Service Shares of each Fund is determined by adding the Service Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Service Shares, and then dividing that value by the total number of the Service Shares outstanding. Share price is calculated separately for each class of Fund shares.

Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order and accepted by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, recordkeeping or shareholder communications services) to investors purchasing shares of the Funds through those companies. A Fund's adviser or a Fund (if approved by its trustees) may pay fees to these companies for their services. These companies also may be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

PRIVACY NOTICE

To service your account, the Funds may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Funds do not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, or sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Funds recognize the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Funds; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

DISTRIBUTIONS AND TAXES

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Funds generally make two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a Fund. Each Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a Fund. The Funds will distribute their investment income annually, normally in December.

The Funds reserve the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Funds in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gains rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

Distributions made by the Funds to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

                            ORGANIZATION OF THE FUND

INVESTMENT MANAGERS

The following companies provide investment management and administrative services to the Funds.

BERGER FINANCIAL GROUP LLC (BFG), 210 University Blvd., Denver, CO 80206, is the Funds' investment adviser. BFG serves as investment adviser, subadviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Enhanced Investment Technologies, LLC and provides administrative services to the Funds. The investment advisory fees charged to the Funds are as follows: 0.60% for the Risk Managed Growth Fund, 0.50% for the Berger Risk Managed Core Fund; and 0.50% for the Berger Risk Managed Value Fund.

ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, serves as investment adviser or subadviser to mutual funds, institutional investors and individual separate accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Funds.

No one person of the investment team is primarily responsible for implementing the investment strategies of the Funds. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process.

PORTFOLIO TURNOVER

Portfolio changes are made in accordance with the subadviser's disciplined rebalancing strategy, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Funds and in higher net taxable gains for you as an investor.

12b-1 ARRANGEMENTS

You pay no sales charge or commissions when you buy or sell Fund shares. However, each Fund has adopted a 12b-1 plan for its Service Shares class, permitting them to pay a fee in connection with distribution of those shares. BFG is entitled to be paid a fee under the plan of 0.25% of each Fund's average daily net assets attributable to the

Service Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

SERVICE FEE

Each Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

SPECIAL FUND STRUCTURE

Each Fund currently has three classes of shares. The Service Shares are offered through this prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $10,000. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Funds applies to the Service Shares. For more information on Investor Shares, please call 1-800-333-1001. For more information on Institutional Shares, please call 1-800-259-2820.

For more information on the multi-class fund structure, see the SAI.

FOR MORE INFORMATION

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.

You may wish to read the SAI for more information on the Funds and the securities they invest in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by writing or calling the Funds at:

Berger Funds
P.O. Box 5005
Denver, CO 80217-5005
(800) 333-1001
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's website at http://www.sec.gov.

You can also review and obtain copies of more information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER

Berger Enhanced Portfolio Trust 811-__________

        o       Berger Risk Managed Growth Fund(SM) - Service Shares

        o       Berger Risk Managed Core Fund(SM) - Service Shares

        o       Berger Risk Managed Value Fund(SM) - Service Shares

                      BERGER RISK MANAGED GROWTH FUND(SM)
                       BERGER RISK MANAGED CORE FUND(SM)
                       BERGER RISK MANAGED VALUE FUND(SM)
                  (series of Berger Enhanced Portfolio Trust)

                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427


         This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Institutional Shares of the Berger Funds listed above (the "Funds"), dated September 30, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

         This SAI is about the class of shares of the Funds designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Funds may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Funds.






                            Dated September 30, 2002

                                Table of Contents


                                                                          Page
                                                                          ----
Introduction................................................................1

Investment Strategies and Risks of the Funds................................1

Investment Restrictions and Limitations....................................11

Management of the Funds....................................................12

Investment Adviser and Subadviser..........................................18

Expenses of the Funds......................................................20

Brokerage Policy...........................................................21

How to Purchase and Redeem Shares of the Funds.............................22

How the Net Asset Value is Determined......................................22

Income Dividends, Capital Gain Distributions and Tax Treatment.............23

Suspension of Redemption Rights............................................24

Tax-Sheltered Retirement Plans.............................................25

Exchange Privilege.........................................................25

Performance Information....................................................25

Additional Information.....................................................27

                                  Introduction

The Funds described in this SAI are all mutual funds, or open-end management investment companies. All of the Funds are diversified funds. Although each Fund is offering only its own shares and is not participating in the sale of shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

                  Investment Strategies and Risks of the Funds

The Prospectus discusses the investment objective of each of the Funds and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in each Fund.

This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market and that such movements might reduce their value.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Funds will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's subadviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, a Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's subadviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Funds' subadviser. The Funds have no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities.

SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. The Funds consider these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

FOREIGN SECURITIES. Each Fund may invest in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

A Fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

ADRs are publicly traded on exchanges or over the counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

Investment income and realized gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each of the Funds may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition or other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

INVESTMENT COMPANY SECURITIES. Each Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. These investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investment is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

Russell 2000(R) Index MITTS: MITTS, an acronym for "Market Index Target-Term Securities(SM)" feature principal protection and offers the potential to capture gains in the composite price performance of the Russell 2000 index. The index reflects the composite price performance of 2,000 small capitalization U.S. stocks and is designed to track the overall performance of this segment of the U.S. equity market. RUM and RSM MITTS are senior debt securities issued by Merrill Lynch & Co., Inc., which do not feature periodic interest payments. RUM MITTS will mature on September 30, 2004; RSM MITTS will mature on July 21, 2006.

Russell 1000 Growth Index Fund: The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond to the performance of U.S. large-cap growth stocks with the highest price-to-book ratios and forecasted growth within the Russell 1000, as represented by the Russell 1000 Growth Index.

Russell 1000 Value Index Fund: The iShares Russell 1000 Value Index Fund seeks investment results that correspond to the performance of U.S. large-cap value stocks with the lowest price-to-book ratios and forecasted growth within the Russell 1000, as represented by the Russell 1000 Value Index.

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, a Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's subadviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, a Fund's subadviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the subadviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. A Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of a Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

SECTOR FOCUS. A Fund may invest in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e., utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, a Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies. Each Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, each Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its respective total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

When a Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked to market on a daily basis. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

Each Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

Each Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. A Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

Although voting rights with respect to loaned securities pass to the borrower, a Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of a Fund's subadviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures and/or options for the purpose of seeking equity market exposure pending the investment of cash balances or for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Funds are not required to hedge and, under normal conditions, will not seek to lessen their market exposure. Decisions regarding hedging are subject to the subadviser's judgment of the cost of the hedge, its potential effectiveness and other factors the subadviser considers pertinent.

A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that a Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

Following is additional information concerning the futures and options that each Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options that do not constitute bona fide hedging. In addition, those Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the marked-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

Although a Fund would hold cash and liquid assets in a segregated account with a marked-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of such distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

Options on Futures Contracts. A Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Securities and Securities Indices. Each Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over the counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

TEMPORARY DEFENSIVE MEASURES. Although each Fund reserves the right to take temporary defensive measures, it is the intention of each Fund to remain fully invested at all times. A Fund may invest in government securities and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or subadviser believes market, economic or political conditions warrant a temporary defensive position. Taking large positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

PORTFOLIO TURNOVER. A Fund's portfolio turnover rate may exceed 100%, and investment changes in a Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in a Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for a Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for a Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Funds' brokerage policy is discussed further under "Brokerage Policy" and additional information concerning income taxes is located under "Income Dividends, Capital Gains Distributions" and "Tax Treatment."

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment objective of each Fund is long-term growth of capital. There can be no assurance that the investment objective of a Fund will be realized. The principal strategies and risks of the Funds are described in the Prospectus.

In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.

THE FOLLOWING FUNDAMENTAL INVESTMENT LIMITATIONS OF EACH FUND MAY BE CHANGED ONLY BY A MAJORITY VOTE OF SHAREHOLDERS:

         1. With respect to 75% of the Fund's total assets, the Fund may not purchase securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. The Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

         3. The Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         4. The Fund may not purchase physical commodities or contacts relating to physical commodities.

         5. The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

         6. The Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

         7. The Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         8. The Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The trustees have adopted additional non-fundamental investment policies restrictions for each Fund. These limitations may be changed by the trustees without an investor vote.

EACH FUND MAY NOT:

         1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

         2. Invest in companies for the purposes of exercising control of management.

         3. Invest more than 15% of its net assets in illiquid securities.

         4. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in the money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

         5. Purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                             Management of the Funds

The Funds are supervised by a board of trustees who is responsible for major decisions about the Funds' policies and overall Fund oversight. The Funds' Board hires the companies that run day-to-day Fund operations, such as the investment adviser, subadviser, administrator, transfer agent and custodian.

The trustees and executive officers of the Funds are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Funds have adopted a trustee retirement age of 75 years.



                           POSITION(S)                                              NUMBER OF
                          HELD WITH THE                                              FUNDS IN
                          TRUST, TERM OF                                               FUND
                           OFFICE AND                                                COMPLEX             OTHER
NAME, ADDRESS               LENGTH OFD      PRINCIPAL OCCUPATIONS DURING THE         OVERSEEN        DIRECTORSHIPS
AND AGE                    TIME SERVED                PAST 5 YEARS                  BY TRUSTEE      HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------
G. Andrew Cox            Trustee of the     Independent investment consultant.           3          Montgomery Funds
210 University Blvd.     Trust (since       President (from 1998 to 2000) and                       ([ ] portfolios)
Denver, CO 80206         June 2002          Member of the Board (from 1997 to
                                            2000) of the Denver International
DOB: [______]                               School.  Adjunct Professor (from
                                            1994 to 1998) at the University of
                                            Denver, Department of Finance.

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*        President and      President since May 1999 (Executive          3         Berger Growth
210 University Blvd.     Trustee of the     Vice President from February 1999 to                   Fund, Berger
Denver, CO 80206         Trust (since       May 1999) of Berger Growth Fund and                    Large Cap Growth
                         June 2002)         Berger Large Cap Growth Fund.                          Fund, Berger
DOB: 1949                                   President since May 1999 (Executive                    Investment
                                            Vice President from February 1999 to                   Portfolio Trust,
                                            May 1999) of Berger Investment                         Berger
                                            Portfolio Trust, Berger                                Institutional
                                            Institutional Products Trust, Berger                   Products Trust,
                                            Worldwide Funds Trust, Berger                          Berger Worldwide
                                            Worldwide Portfolios Trust and                         Funds Trust,
                                            Berger Omni Investment Trust.                          Berger Worldwide
                                            President and Chief Executive                          Portfolios Trust,
                                            Officer (since June 1999) (Executive                   Berger Omni
                                            Vice President from February 1999 to                   Investment Trust
                                            June 1999) of Berger Financial Group                   and Stilwell
                                            LLC.  President and Chief Executive                    Management, Inc.
                                            Officer of Stilwell Management, Inc.                   Director of
                                            (since September 1999).  President                     Wasatch Advisors
                                            and Chief Executive Officer of                         (investment
                                            Berger/Bay Isle LLC (since May                         management) from
                                            1999).  Self-employed as a                             February 1997 to
                                            consultant from July 1995 through                      February 1999.
                                            February 1999.

David E. Hurley*         Trustee and        Senior Vice President (since January         3
2401 PGA Boulevard       Executive Vice     1992), Chief Compliance Officer
Suite 200                President of the   (since 1987), Chief Operating
Palm Beach Gardens,      Trust (since       Officer (since January 1996) and
FL  33410                June 2002)         Vice President (from 1987 to January
                                            1992) of Enhanced Investment
DOB:  1943                                  Technologies, LLC (or its
                                            predecessor).
--------------------------------------------------------------------------------------------------------------------




                                 POSITION(s) HELD WITH THE
                                 TRUST, TERM OF OFFICE AND        PRINCIPAL OCCUPATIONS DURING THE PAST 5
NAME, ADDRESS AND AGE              LENGTH OF TIME SERVED          YEARS
--------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST
--------------------------------------------------------------------------------------------------------------------
Janice M. Teague*                Vice President of the Trust      Vice President (since November 1998) and Assistant
210 University Blvd.             and Assistant Secretary (since   Secretary (since February 2000 and previously from
Denver, CO 80206                 June 2002)                       September 1996 to November 1998) and Secretary
                                                                  (November 1998 to February 2000) of the Berger
DOB: 1954                                                         Funds.  Vice President (since October 1997),
                                                                  Secretary (since November 1998) and Assistant
                                                                  Secretary (October 1996 through November 1998) with
                                                                  Berger Financial Group LLC. Vice President and
                                                                  Secretary with Berger Distributors LLC (since August
                                                                  1998). Vice President and Secretary of Bay Isle
                                                                  Financial LLC (since January 2002). Formerly,
                                                                  self-employed as a business consultant (from June 1995
                                                                  through September 1996).

Andrew J. Iseman*                Vice President of the Trust      Vice President of the Berger Funds (since March
210 University Blvd.             (since June 2002)                2001).  Vice President (since September 1999) and
Denver, CO 80206                                                  Chief Operating Officer (since November 2000) of
                                                                  Berger Financial Group LLC.  Manager (since
DOB: 1964                                                         September 1999) and Director (June 1999 to
                                                                  September 1999) of Berger Distributors LLC. Vice
                                                                  President-Operations (February 1999 to November 2000)
                                                                  of Berger Financial Group LLC. Associate (November
                                                                  1998 to February 1999) with DeRemer & Associates (a
                                                                  consulting firm). Vice President-Operations (February
                                                                  1997 to November 1998) and Director of Research and
                                                                  Development (May 1996 to February 1997) of Berger
                                                                  Financial Group LLC.

Anthony R. Bosch*                Vice President of the Trust      Vice President of the Berger Funds (since February
210 University Blvd.             (since June 2002)                2000).  Vice President (since June 1999) and Chief
Denver, CO 80206                                                  Legal Officer (since August 2000) with Berger
                                                                  Financial Group LLC.  Vice President and Chief
DOB: 1965                                                         Compliance Officer with Berger Distributors LLC
                                                                  (since September 2001). Vice President of Bay Isle
                                                                  Financial LLC (since January 2002). Formerly,
                                                                  Assistant Vice President of Federated Investors, Inc.
                                                                  (December 1996 through May 1999), and Attorney with
                                                                  the U.S. Securities and Exchange Commission (June 1990
                                                                  through December 1996).

Brian S. Ferrie*                 Vice President of the Trust      Vice President of the Berger Funds (since November
210 University Blvd.             (since June 2002)                1998).  Vice President (since February 1997),
Denver, CO 80206                                                  Treasurer and Chief Financial Officer (since March
                                                                  2001) and Chief Compliance Officer (from August
DOB: 1958                                                         1994 to March 2001) with Berger Financial Group
                                                                  LLC. Vice President (since May 1996), Treasurer and
                                                                  Chief Financial Officer (since March 2001) and Chief
                                                                  Compliance Officer (from May 1996 to September 2001)
                                                                  with Berger Distributors LLC.




                                 POSITION(s) HELD WITH THE
                                 TRUST, TERM OF OFFICE AND        PRINCIPAL OCCUPATIONS DURING THE PAST 5
NAME, ADDRESS AND AGE              LENGTH OF TIME SERVED          YEARS
--------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE TRUST
--------------------------------------------------------------------------------------------------------------------
John A. Paganelli*               Vice President and Treasurer     Vice President (since November 1998), Treasurer
210 University Blvd.             of the Trust (since June 2002)   (since March 2001) and Assistant Treasurer
Denver, CO 80206                                                  (November 1998 to March 2001) of the Berger Funds.
                                                                  Vice President (since November 1998) and Manager of
DOB: 1967                                                         Accounting (January 1997 through November 1998)
                                                                  with Berger Financial Group LLC. Formerly, Manager of
                                                                  Accounting (December 1994 through October 1996) and
                                                                  Senior Accountant (November 1991 through December
                                                                  1994) with Palmeri Fund Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since    Secretary of the Berger Funds (since February
210 University Blvd.             June 2002)                       2000).  Assistant Secretary of Berger Financial
Denver, CO 80206                                                  Group LLC and Berger Distributors LLC (since June
                                                                  1999) and Bay Isle Financial LLC (since December
DOB: 1948                                                         2001).  Formerly, Assistant Secretary of the Janus
                                                                  Funds (from March 1994 to May 1999), Assistant
                                                                  Secretary of Janus Distributors, Inc. (from June 1995
                                                                  to May 1997) and Manager of Fund Administration for
                                                                  Janus Capital Corporation (from February 1992 to May
                                                                  1999).

David C. Price, CPA*             Assistant Vice President of      Assistant Vice President (since March 2001) of the
210 University Blvd.             the Trust (since June 2002)      Berger Funds. Assistant Vice President-Compliance
Denver, CO 80206                                                  (since March 2001) and Manager-Compliance (October
                                                                  1998 through March 2001) with Berger Financial
DOB: 1969                                                         Group LLC.  Formerly, Senior Auditor (July 1996
                                                                  through August 1998) and Auditor (August 1993 through
                                                                  June 1996) with PricewaterhouseCoopers LLP, a public
                                                                  accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the       Assistant Treasurer (since March 2001) of the
210 University Blvd.             Trust (since June 2002)          Berger Funds. Assistant Vice President (since
Denver, CO 80206                                                  January 2002) and Manager of Investment Accounting
                                                                  (August 1999 through January 2002) with Berger
DOB: 1972                                                         Financial Group LLC.  Formerly, Senior Auditor
                                                                  (December 1998 through August 1999) and Auditor
                                                                  (August 1997 through December 1998) with
                                                                  PricewaterhouseCoopers LLP, a public accounting firm,
                                                                  and Senior Fund Accountant (January 1996 through July
                                                                  1997) with INVESCO Funds Group.



* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or subadviser.

The Board of Trustees has two standing committees that each perform specialized functions: an Audit Committee and a Nominating Committee. Information about each of these committees is provided in the following table:


                                                                                                        Number of
                                                                                                        Meetings
                                                                                                       Held During
                                                                                                       Last Fiscal
          Committee                             Functions                           Members               Year
------------------------------- ------------------------------------------- ------------------------ --------------
Audit Committee                 Reviews the financial reporting process,    *All independent                N/A
                                the system of internal control, the audit   Trustees of the Trust
                                process, and the Trust's process for
                                monitoring compliance with investment
                                restrictions and applicable laws as well
                                as the Trust's Code of Ethics.

Nominating Committee            Identifies and recommends individuals for   *All independent                N/A
                                Trustee membership.  The committee does     Trustees of the Trust
                                not consider nominees recommended by
                                shareholders.
------------------------------- ------------------------------------------- ------------------------ --------------

For each Trustee, the table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds") for which the Trustee serves as trustee or director, owned as of December 31, 2001.



                                                                                       Aggregate Dollar Range of
                                                                                      Securities in all Registered
                                             Dollar Range of                         Investment Companies Overseen
     Name of Trustee                     Securities in the Funds                     by the Trustee in Berger Funds
---------------------------------------------------------------------------------------------------------------------
Independent Trustees
---------------------------------------------------------------------------------------------------------------------
G. Andrew Cox              Berger Risk Managed Growth Fund - None(1)                           None
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)

[to be appointed]

[to be appointed]

Interested Trustees

David E. Hurley            Berger Risk Managed Growth Fund - None(1)                           None
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)

Jack R. Thompson           Berger Risk Managed Growth Fund - None(1)                       Over $100,000
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)


---------------------------------------------------------------------------------------------------------------------

----------

(1)The Funds did not commence operations until September 30, 2002.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Each Fund's Investment Advisory and Sub-Advisory Agreements were approved by vote of the trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Investment Advisory and Sub-Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders, and
(2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In ______ 2002, the Board of Trustees held a meeting to decide whether to approve the Investment Advisory and Sub-Advisory Agreements. In preparation for their meeting, the trustees requested and reviewed a wide variety of materials, including materials provided by the adviser. In addition, the Independent Trustees received advice from counsel to the Independent Trustees.

[At the _______ 2002 meeting, the trustees, including a majority of Independent Trustees, approved each Investment Advisory and Sub-Advisory Agreement based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and subadviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the expenses under the Agreements and how those expenses compared to those of other comparable mutual funds, and (3) the profitability of the adviser.

In its deliberations, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.]

TRUSTEE COMPENSATION

The officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not "interested persons" of the Trust or its adviser or subadviser are compensated for their services according to a fee schedule. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

The following table sets forth information regarding compensation expected to be to paid each trustee of the Trust. Except for Mr. Thompson, who receives no compensation from the Trust or other Berger Funds, no Trustee serves as a director/trustee to other Berger Funds as of the date of this SAI. Mr. Hurley also does not receive compensation from the Trust.


                                                                                               BERGER
                                BERGER RISK          BERGER RISK         BERGER RISK          ENHANCED
                              MANAGED GROWTH         MANAGED CORE           MANAGED           PORTFOLIO
         NAME                     FUND(1)              FUND(1)           VALUE FUND(1)        TRUST(1)
         ----                 --------------         ------------        -------------        --------
G. Andrew Cox                    $  10,000            $  10,000            $  10,000          $  30,000
[disinterested trustee]
[disinterested trustee]
David E. Hurley(2)                      --                   --                   --                 --
Jack R. Thompson(2)                     --                   --                   --                 --


----------

(1) The Funds did not commence operations until September 30, 2002. Figures are estimates for the first year of operations of the Trust.

(2) Interested person of Berger Financial Group LLC or Enhanced Investment Technologies, LLC.

As of September 30, 2002, the current officers and trustees of the Trust as a group owned of record or beneficially no shares of the Funds.

The Trust, the investment adviser, subadviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under the Restrictions on Personal Trading section of this SAI.

                        INVESTMENT ADVISER AND SUBADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206 is the investment adviser to the Funds. BFG is responsible for managing the investment operations of the Funds and the composition of their investment portfolios. BFG also acts as the Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or subadviser to mutual funds and institutional investors and had assets under management of approximately $15.5 billion as of March 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 85.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial").

INTECH - SUBADVISER

Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, is the investment subadviser for the Funds. As subadviser, INTECH provides day-to-day management of the Funds' investment operations. INTECH has been in the investment advisory business since 1987. INTECH serves as investment adviser or subadviser to mutual funds, institutional investors and individual separate accounts. As of February 28, 2002, INTECH is 50.1% owned by BFG. In connection with the acquisition of such interests by BFG, BFG obtained the right to purchase up to 27% of the remaining shares of INTECH and the two principal shareholders of INTECH have the right to sell such shares to BFG on substantially similar terms. Such options are exercisable for a period of 60 days commencing February 28, 2003.

INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENTS

Under the Investment Advisory Agreements between the adviser and each Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreements provide that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

Under each Agreement, the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Funds. Investment advisory fees are charged to the Funds:



             FUND                                   ANNUAL RATE
             ----                                   -----------
Berger Risk Managed Growth Fund                         .60%
Berger Risk Managed Core Fund                           .50%
Berger Risk Managed Value Fund                          .50%

Pursuant to a written agreement, the Funds' investment adviser reimburses the Funds' Institutional Shares class to the extent transfer agency, investor reporting and registration expenses of the Institutional Shares class exceed 0.05%.

Each Investment Advisory Agreement will continue in effect until September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund. Each Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

Under the Sub-Advisory Agreements between the adviser and the subadviser, the subadviser is responsible for day-to-day investment management of the Funds. Investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. The Sub-Advisory Agreements provide that the subadviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

Under each Agreement, the subadviser is compensated by the adviser according to the following schedule:



           FUND                                   ANNUAL RATE
           ----                                   -----------
Berger Risk Managed Growth Fund                       .30%
Berger Risk Managed Core Fund                         .25%
Berger Risk Managed Value Fund                        .25%

Each Sub-Advisory Agreement will continue in effect until September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund. Each Sub-Advisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

While investment decisions for the Funds are made independently by the subadviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or subadviser. In this circumstance, should purchase or sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or subadviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimis allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price and commission paid or received. Although in some cases this policy might adversely affect the price paid or received by the Funds or other participating accounts, or the size of the position obtained or liquidated, the adviser or subadviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

The Trust, BFG and Berger Distributors LLC each permits its directors, officers and employees to purchase or sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the Codes of Ethics for the Trust, BFG and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account.

INTECH has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

In addition to the pre-clearance requirements described herein, the policy subjects trustees and officers of the Trust, BFG and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

                              EXPENSES OF THE FUNDS

In addition to paying an investment advisory fee to its adviser, each Fund pays all of its expenses not assumed by the adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and recordkeeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

Under a separate Administrative Services Agreement with respect to the Funds, BFG performs or supervises certain administrative and recordkeeping services not otherwise performed by the Funds' custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The administrative services fees may be changed by the Funds' trustees without investor approval.

Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Funds. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Funds based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

The Funds have appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as their recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Funds and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

State Street and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Funds' investors; calculates the amount of, and delivers to the Funds' investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Funds.

Each Fund is responsible for its operating expenses. The adviser has agreed to reimburse each Fund's Institutional Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Institutional Share's average daily net asset during the fiscal year. The Agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from each Fund's service shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

OTHER EXPENSE INFORMATION

The Funds and/or the adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. The Funds' adviser or the Funds (if approved by the trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

The Funds' adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.

DISTRIBUTOR

The distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Funds' Institutional Shares.

                                BROKERAGE POLICY

In placing orders for securities transactions, the subadviser is required to give primary consideration to obtaining the most favorable price and efficient execution. The subadviser seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The subadviser may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in the subadviser's option, to do so will further the goal of obtaining the best available execution.

Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

On occasions when the subadviser deems the purchase or sale of a security to be in the best interests of clients, the subadviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction will be made by the subadviser in accordance with the pre-allocation policy described below, in the manner it considers to be most equitable and consistent with its fiduciary obligations to the clients.

Regular daily trades are generated by the trader using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of the Chief Investment Officer. Trades are submitted to designated brokers in a single electronic file at one time during the day, to the extent possible, pre-allocated to individual clients.

In the event that an order is not completely filed, executed shares are allocated to client accounts in proportion to the order.

                 HOW TO PURCHASE AND REDEEM SHARES OF THE FUNDS

Minimum Initial Investment for Institutional Shares: $250,000

Institutional Shares in the Funds may be purchased at the relevant net asset value without a sales charge.

To purchase shares in the Funds, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to BERGER FUNDS to the following address:

         Berger Funds
         P.O. Box 219958
         Kansas City, MO  64121-9958

Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of a Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Funds, their authorized agent or designee prior to the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on a day the Funds are open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

Additional investments may be made at any time by mail, telephone
(1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Funds and making payment by wire or electronic funds transfer as outlined here.

In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Funds and may impose other charges or restrictions different from those applicable to investors who invest in the Funds directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.

Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Funds may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

The Funds also offer a Systematic Investment Plan (minimum $50 per month), Systematic Exchange Plan (minimum of $50 monthly, quarterly, semi-annually or annually) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

                     HOW THE NET ASSET VALUE IS DETERMINED

The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

The per share net asset value of each Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities by the total number of shares outstanding. Net asset value is calculated by class, and since the Institutional Shares and each other class of the Funds has its own expenses, the per share net asset value of the Funds will vary by class.

In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

         INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

This discussion summarizes certain federal income tax issues relating to the Funds. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

TAX STATUS OF THE FUND. If a Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. Each Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, each Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon a Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

In general, net capital gains from assets held by a Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

If a Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Funds reserve the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

Additionally, each Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in a Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

INCOME FROM FOREIGN SOURCES. Dividends and interest received by a Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of a Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if a Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, a Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of a Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

INCOME FROM CERTAIN TRANSACTIONS. Some or all of a Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect a Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of a Fund. If a Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, a Fund will be required to withhold federal income tax at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

FOREIGN INVESTORS. Foreign investors of a Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

                         SUSPENSION OF REDEMPTION RIGHTS

A Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption, of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission (the "SEC") determines that trading on the Exchange is restricted or when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of investors of the Fund.

Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described above.

                         TAX-SHELTERED RETIREMENT PLANS

The Funds offer several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA account or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-259-2820.

                               EXCHANGE PRIVILEGE

Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

                             PERFORMANCE INFORMATION

From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Russell 1000 Growth Index, the Russell 1000 Value Index and the Standard & Poor's 500 Stock Index, as well as peer indices.

The total return of a Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by a Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

A Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in a Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

All performance figures for a Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

         Where   P     =  a hypothetical initial payment of $1,000

                 T     =  the average annual total return

                 n     =  the number of years

                 ERV   =  the ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the period.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

         Where:  P     =  a hypothetical initial payment of $1,000

                 T     =  the average annual total return (after taxes on
                          distributions)

                 N     =  the number of years

                 ATV   =  ending value of a hypothetical $1,000 payment made at
                    D     the beginning of the period.

In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

      Where:   P      =  a hypothetical initial payment of $1,000

               T      =  the average annual total return (after taxes on
                         distributions and redemption)

               N      =  the number of years

               ATV    =  ending value of a hypothetical $1,000 payment made at
                  DR     the beginning of the period.

In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

Total return of the Institutional Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

The Funds have no performance history since they did not commence operations until September 30, 2002.

                             ADDITIONAL INFORMATION

FUND ORGANIZATION

Each Fund is a separate series of the Berger Enhanced Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. Each Fund was established on June 21, 2002.

The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Funds are the only three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Each Fund currently has three classes of shares, although others may be added in the future.

Shares of each Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Funds will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

As a result, the risk of an investor of a Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Funds is therefore remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Funds.

CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUNDS. The Funds are not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

Investors of the Funds and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of a Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Funds may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and, unless required by the 1940 Act, generally do not require investor approval. The trustees, without investor approval, may also invest the assets of a Fund in a "master" fund.

MORE ON SPECIAL FUND STRUCTURE

MULTI-CLASS. The Funds have divided their shares into classes. Each Fund has divided its shares into three classes, the Institutional Shares covered by this SAI, and Service Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Funds implemented their multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting them to issue their shares in classes. The Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Service Shares are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries and bear a 0.25% 12b-1 fee and 0.25% service fee. Information concerning Service Shares is available from the Fund at 1-800-333-1001.

Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

As of September 30, 2002, BFG owned, beneficially and of record, 100% of the outstanding Institutional Shares of each Fund.

DISTRIBUTION

Berger Distributors LLC, as the Funds' Distributor, is the principal underwriter of the Funds' shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of the Funds' shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Funds. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Funds. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Funds. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Funds.

The Trust, on behalf of the Funds, and the Distributor are parties to a Distribution Agreement that continues through September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Funds' shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds of which this SAI is a part. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Funds for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Funds and assist each Fund in connection with the preparation of its 2002 income tax return.

                      BERGER RISK MANAGED GROWTH FUND(SM)
                       BERGER RISK MANAGED CORE FUND(SM)
                       BERGER RISK MANAGED VALUE FUND(SM)
                  (SERIES OF BERGER ENHANCED PORTFOLIO TRUST)

                                 INVESTOR SHARES


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-551-5849


         This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Investor Shares of the Berger Funds listed above (the "Funds"), dated September 30, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-333-1001.

         This SAI is about the class of shares of the Funds designated as Investor Shares. Investor Shares are available to the general public and require a minimum account balance of $10,000 ($3,000 for retirement accounts). This SAI provides further descriptions of the Funds.



                            DATED SEPTEMBER 30, 2002

                                TABLE OF CONTENTS

                                                                                                               PAGE
Introduction.....................................................................................................1

Investment Strategies and Risks of the Funds.....................................................................1

Investment Restrictions and Limitations.........................................................................11

Management of the Funds.........................................................................................12

Investment Adviser and Subadviser...............................................................................19

Expenses of the Funds...........................................................................................21

Brokerage Policy................................................................................................22

How to Purchase and Redeem Shares of the Funds..................................................................23

How the Net Asset Value is Determined...........................................................................23

Income Dividends, Capital Gain Distributions and Tax Treatment..................................................24

Suspension of Redemption Rights.................................................................................25

Tax-Sheltered Retirement Plans..................................................................................26

Exchange Privilege and Systematic Withdrawal Plan...............................................................29

Performance Information.........................................................................................29

Additional Information..........................................................................................31

                                  INTRODUCTION

The Funds described in this SAI are all mutual funds, or open-end management investment companies. All of the Funds are diversified funds. Although each Fund is offering only its own shares and is not participating in the sale of shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

                  INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

The Prospectus discusses the investment objective of each of the Funds and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in each Fund.

This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market and that such movements might reduce their value.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Funds will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's subadviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, a Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's subadviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Funds' subadviser. The Funds have no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities.

SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. The Funds consider these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

FOREIGN SECURITIES. Each Fund may invest in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

A Fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

ADRs are publicly traded on exchanges or over the counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

Investment income and realized gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each of the Funds may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition or other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

INVESTMENT COMPANY SECURITIES. Each Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. These investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investment is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

Russell 2000(R) Index MITTS: MITTS, an acronym for "Market Index Target-Term Securities(SM)" feature principal protection and offers the potential to capture gains in the composite price performance of the Russell 2000 index. The index reflects the composite price performance of 2,000 small capitalization U.S. stocks and is designed to track the overall performance of this segment of the U.S. equity market. RUM and RSM MITTS are senior debt securities issued by Merrill Lynch & Co., Inc., which do not feature periodic interest payments. RUM MITTS will mature on September 30, 2004; RSM MITTS will mature on July 21, 2006.

Russell 1000 Growth Index Fund: The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond to the performance of U.S. large-cap growth stocks with the highest price-to-book ratios and forecasted growth within the Russell 1000, as represented by the Russell 1000 Growth Index.

Russell 1000 Value Index Fund: The iShares Russell 1000 Value Index Fund seeks investment results that correspond to the performance of U.S. large-cap value stocks with the lowest price-to-book ratios and forecasted growth within the Russell 1000, as represented by the Russell 1000 Value Index.

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, a Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's subadviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, a Fund's subadviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the subadviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. A Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of a Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

SECTOR FOCUS. A Fund may invest in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e., utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, a Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies. Each Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, each Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its respective total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

When a Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked to market on a daily basis. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

Each Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

Each Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. A Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

Although voting rights with respect to loaned securities pass to the borrower, a Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of a Fund's subadviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures and/or options for the purpose of seeking equity market exposure pending the investment of cash balances or for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Funds are not required to hedge and, under normal conditions, will not seek to lessen their market exposure. Decisions regarding hedging are subject to the subadviser's judgment of the cost of the hedge, its potential effectiveness and other factors the subadviser considers pertinent.

A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that a Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

Following is additional information concerning the futures and options that each Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options that do not constitute bona fide hedging. In addition, those Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the marked-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

Although a Fund would hold cash and liquid assets in a segregated account with a marked-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of such distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

Options on Futures Contracts. A Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Securities and Securities Indices. Each Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over the counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

TEMPORARY DEFENSIVE MEASURES. Although each Fund reserves the right to take temporary defensive measures, it is the intention of each Fund to remain fully invested at all times. A Fund may invest in government securities and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or subadviser believes market, economic or political conditions warrant a temporary defensive position. Taking large positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

PORTFOLIO TURNOVER. A Fund's portfolio turnover rate may exceed 100%, and investment changes in a Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in a Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for a Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for a Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Funds' brokerage policy is discussed further under "Brokerage Policy" and additional information concerning income taxes is located under "Income Dividends, Capital Gains Distributions" and "Tax Treatment."

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

The investment objective of each Fund is long-term growth of capital. There can be no assurance that the investment objective of a Fund will be realized. The principal strategies and risks of the Funds are described in the Prospectus.

In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.

THE FOLLOWING FUNDAMENTAL INVESTMENT LIMITATIONS OF EACH FUND MAY BE CHANGED ONLY BY A MAJORITY VOTE OF SHAREHOLDERS:

         1. With respect to 75% of the Fund's total assets, the Fund may not purchase securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. The Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

         3. The Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         4. The Fund may not purchase physical commodities or contacts relating to physical commodities.

         5. The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

         6. The Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

         7. The Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         8. The Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The trustees have adopted additional non-fundamental investment policies restrictions for each Fund. These limitations may be changed by the trustees without an investor vote.

EACH FUND MAY NOT:

         1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

         2. Invest in companies for the purposes of exercising control of management.

         3. Invest more than 15% of its net assets in illiquid securities.

         4. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in the money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

         5. Purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                             MANAGEMENT OF THE FUNDS

The Funds are supervised by a board of trustees who is responsible for major decisions about the Funds' policies and overall Fund oversight. The Funds' Board hires the companies that run day-to-day Fund operations, such as the investment adviser, subadviser, administrator, transfer agent and custodian.

The trustees and executive officers of the Funds are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Funds have adopted a trustee retirement age of 75 years.

                           POSITION(s)
                            HELD WITH                                               NUMBER OF
                           THE TRUST,                                                FUNDS IN
                             TERM OF                                                   FUND             OTHER
                           OFFICE AND                                                COMPLEX         DIRECTORSHIPS
NAME, ADDRESS               LENGTH OF        PRINCIPAL OCCUPATIONS DURING THE        OVERSEEN           HELD BY
AND AGE                    TIME SERVED                 PAST 5 YEARS                 BY TRUSTEE          TRUSTEE
-------------              -----------       --------------------------------       ----------       -------------

INDEPENDENT TRUSTEES

G. Andrew Cox            Trustee of the     Independent investment consultant.           3          Montgomery Funds
210 University Blvd.     Trust (since       President (from 1998 to 2000) and                       ([ ] portfolios)
Denver, CO 80206         June 2002          Member of the Board (from 1997 to
                                            2000) of the Denver International
DOB: [______]                               School.  Adjunct Professor (from
                                            1994 to 1998) at the University of
                                            Denver, Department of Finance.

                           POSITION(s)
                            HELD WITH                                               NUMBER OF
                           THE TRUST,                                                FUNDS IN
                             TERM OF                                                   FUND              OTHER
                           OFFICE AND                                                COMPLEX         DIRECTORSHIPS
NAME, ADDRESS               LENGTH OF        PRINCIPAL OCCUPATIONS DURING THE        OVERSEEN           HELD BY
AND AGE                    TIME SERVED                 PAST 5 YEARS                 BY TRUSTEE          TRUSTEE
-------------              -----------       --------------------------------       ----------       -------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*        President and      President since May 1999 (Executive          3         Berger Growth
210 University Blvd.     Trustee of the     Vice President from February 1999 to                   Fund, Berger
Denver, CO 80206         Trust (since       May 1999) of Berger Growth Fund and                    Large Cap Growth
                         June 2002)         Berger Large Cap Growth Fund.                          Fund, Berger
DOB: 1949                                   President since May 1999 (Executive                    Investment
                                            Vice President from February 1999 to                   Portfolio Trust,
                                            May 1999) of Berger Investment                         Berger
                                            Portfolio Trust, Berger                                Institutional
                                            Institutional Products Trust, Berger                   Products Trust,
                                            Worldwide Funds Trust, Berger                          Berger Worldwide
                                            Worldwide Portfolios Trust and                         Funds Trust,
                                            Berger Omni Investment Trust.                          Berger Worldwide
                                            President and Chief Executive                          Portfolios Trust,
                                            Officer (since June 1999) (Executive                   Berger Omni
                                            Vice President from February 1999 to                   Investment Trust
                                            June 1999) of Berger Financial Group                   and Stilwell
                                            LLC.  President and Chief Executive                    Management, Inc.
                                            Officer of Stilwell Management, Inc.                   Director of
                                            (since September 1999).  President                     Wasatch Advisors
                                            and Chief Executive Officer of                         (investment
                                            Berger/Bay Isle LLC (since May                         management) from
                                            1999).  Self-employed as a                             February 1997 to
                                            consultant from July 1995 through                      February 1999.
                                            February 1999.

David E. Hurley*         Trustee and        Senior Vice President (since January         3
2401 PGA Boulevard       Executive Vice     1992), Chief Compliance Officer
Suite 200                President of the   (since 1987), Chief Operating
Palm Beach Gardens,      Trust (since       Officer (since January 1996) and
FL  33410                June 2002)         Vice President (from 1987 to January
                         1992)              of Enhanced Investment Technologies,
DOB:  1943                                  LLC (or its predecessor).


                                    POSITION(s) HELD WITH THE
                                    TRUST, TERM OF OFFICE AND
  NAME, ADDRESS AND AGE               LENGTH OF TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
  ---------------------             -------------------------       ---------------------------------------------

OFFICERS OF THE TRUST

Janice M. Teague*                Vice President of the Trust      Vice President (since November 1998) and Assistant
210 University Blvd.             and Assistant Secretary (since   Secretary (since February 2000 and previously from
Denver, CO 80206                 June 2002)                       September 1996 to November 1998) and Secretary
                                                                  (November 1998 to February 2000) of the Berger
DOB: 1954                                                         Funds. Vice President (since October 1997),
                                                                  Secretary (since November 1998) and Assistant
                                                                  Secretary (October 1996 through November 1998) with
                                                                  Berger Financial Group LLC. Vice President and
                                                                  Secretary with Berger Distributors LLC (since
                                                                  August 1998).  Vice President and Secretary of Bay
                                                                  Isle Financial LLC (since January 2002). Formerly,
                                                                  self-employed as a business consultant (from June
                                                                  1995 through September 1996).

Andrew J. Iseman*                Vice President of the Trust      Vice President of the Berger Funds (since March
210 University Blvd.             (since June 2002)                2001).  Vice President (since September 1999) and
Denver, CO 80206                                                  Chief Operating Officer (since November 2000) of
                                                                  Berger Financial Group LLC. Manager (since
DOB: 1964                                                         September 1999) and Director (June 1999 to
                                                                  September 1999) of Berger Distributors LLC.  Vice
                                                                  President-Operations (February 1999 to November
                                                                  2000) of Berger Financial Group LLC. Associate
                                                                  (November 1998 to February 1999) with DeRemer &
                                                                  Associates (a consulting firm). Vice
                                                                  President-Operations (February 1997 to November
                                                                  1998) and Director of Research and Development (May
                                                                  1996 to February 1997) of Berger Financial Group
                                                                  LLC.

Anthony R. Bosch*                Vice President of the Trust      Vice President of the Berger Funds (since February
210 University Blvd.             (since June 2002)                2000). Vice President (since June 1999) and Chief
Denver, CO 80206                                                  Legal Officer (since August 2000) with Berger
                                                                  Financial Group LLC. Vice President and Chief
DOB: 1965                                                         Compliance Officer with Berger Distributors LLC
                                                                  (since September 2001). Vice President of Bay Isle
                                                                  Financial LLC (since January 2002). Formerly,
                                                                  Assistant Vice President of Federated Investors,
                                                                  Inc. (December 1996 through May 1999), and Attorney
                                                                  with the U.S. Securities and Exchange Commission
                                                                  (June 1990 through December 1996).

Brian S. Ferrie*                 Vice President of the Trust      Vice President of the Berger Funds (since November
210 University Blvd.             (since June 2002)                1998). Vice President (since February 1997),
Denver, CO 80206                                                  Treasurer and Chief Financial Officer (since March
                                                                  2001) and Chief Compliance Officer (from August
DOB: 1958                                                         1994 to March 2001) with Berger Financial Group
                                                                  LLC. Vice President (since May 1996), Treasurer
                                                                  and Chief Financial Officer (since March 2001) and
                                                                  Chief Compliance Officer (from May 1996 to
                                                                  September 2001) with Berger Distributors LLC.

                                    POSITION(s) HELD WITH THE
                                    TRUST, TERM OF OFFICE AND
  NAME, ADDRESS AND AGE               LENGTH OF TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
  ---------------------             -------------------------       ---------------------------------------------

John A. Paganelli*               Vice President and Treasurer     Vice President (since November 1998), Treasurer
210 University Blvd.             of the Trust (since June 2002)   (since March 2001) and Assistant Treasurer
Denver, CO 80206                                                  (November 1998 to March 2001) of the Berger Funds.
                                                                  Vice President (since November 1998) and Manager of
DOB: 1967                                                         Accounting (January 1997 through November 1998)
                                                                  with Berger Financial Group LLC. Formerly, Manager
                                                                  of Accounting (December 1994 through October 1996)
                                                                  and Senior Accountant (November 1991 through
                                                                  December 1994) with Palmeri Fund Administrators,
                                                                  Inc.

Sue Vreeland*                    Secretary of the Trust (since    Secretary of the Berger Funds (since February
210 University Blvd.             June 2002)                       2000). Assistant Secretary of Berger Financial
Denver, CO 80206                                                  Group LLC and Berger Distributors LLC (since June
                                                                  1999) and Bay Isle Financial LLC (since December
DOB: 1948                                                         2001). Formerly, Assistant Secretary of the Janus
                                                                  Funds (from March 1994 to May 1999), Assistant
                                                                  Secretary of Janus Distributors, Inc. (from June
                                                                  1995 to May 1997) and Manager of Fund
                                                                  Administration for Janus Capital Corporation (from
                                                                  February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of      Assistant Vice President (since March 2001) of the
210 University Blvd.             the Trust (since June 2002)      Berger Funds. Assistant Vice President-Compliance
Denver, CO 80206                                                  (since March 2001) and Manager-Compliance (October
                                                                  1998 through March 2001) with Berger Financial
DOB: 1969                                                         Group LLC. Formerly, Senior Auditor (July 1996
                                                                  through August 1998) and Auditor (August 1993
                                                                  through June 1996) with PricewaterhouseCoopers LLP,
                                                                  a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the       Assistant Treasurer (since March 2001) of the
210 University Blvd.             Trust (since June 2002)          Berger Funds. Assistant Vice President (since
Denver, CO 80206                                                  January 2002) and Manager of Investment Accounting
                                                                  (August 1999 through January 2002) with Berger
DOB: 1972                                                         Financial Group LLC. Formerly, Senior Auditor
                                                                  (December 1998 through August 1999) and Auditor
                                                                  (August 1997 through December 1998) with
                                                                  PricewaterhouseCoopers LLP, a public accounting
                                                                  firm, and Senior Fund Accountant (January 1996
                                                                  through July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or subadviser.

The Board of Trustees has two standing committees that each perform specialized functions: an Audit Committee and a Nominating Committee. Information about each of these committees is provided in the following table:

                                                                                                         NUMBER OF
                                                                                                         MEETINGS
                                                                                                        HELD DURING
                                                                                                        LAST FISCAL
          COMMITTEE                             FUNCTIONS                           MEMBERS                YEAR
          ---------                             ---------                           -------             -----------

Audit Committee                 Reviews the financial reporting process,    *All independent                N/A
                                the system of internal control, the audit   Trustees of the Trust
                                process, and the Trust's process for
                                monitoring compliance with investment
                                restrictions and applicable laws as well
                                as the Trust's Code of Ethics.

Nominating Committee            Identifies and recommends individuals for   *All independent                N/A
                                Trustee membership. The committee does      Trustees of the Trust
                                not consider nominees recommended by
                                shareholders.

For each Trustee, the table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds") for which the Trustee serves as trustee or director, owned as of December 31, 2001.

                                                                               AGGREGATE DOLLAR RANGE OF SECURITIES
                                                                                   IN ALL REGISTERED INVESTMENT
                                             DOLLAR RANGE OF                   COMPANIES OVERSEEN BY THE TRUSTEE IN
     NAME OF TRUSTEE                     SECURITIES IN THE FUNDS                           BERGER FUNDS
     ---------------                     -----------------------               ------------------------------------

INDEPENDENT TRUSTEES

G. Andrew Cox              Berger Risk Managed Growth Fund - None(1)                           None
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)

[to be appointed]

[to be appointed]

INTERESTED TRUSTEES

David E. Hurley            Berger Risk Managed Growth Fund - None(1)                           None
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)

Jack R. Thompson           Berger Risk Managed Growth Fund - None(1)                       Over $100,000
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)


----------

(1) The Funds did not commence operations until September 30, 2002.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Each Fund's Investment Advisory and Sub-Advisory Agreements were approved by vote of the trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Investment Advisory and Sub-Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders, and
(2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In ____________ 2002, the Board of Trustees held a meeting to decide whether to approve the Investment Advisory and Sub-Advisory Agreements. In preparation for their meeting, the trustees requested and reviewed a wide variety of materials, including materials provided by the adviser. In addition, the Independent Trustees received advice from counsel to the Independent Trustees.

[At the _________ 2002 meeting, the trustees, including a majority of Independent Trustees, approved each Investment Advisory and Sub-Advisory Agreement based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and subadviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the expenses under the Agreements and how those expenses compared to those of other comparable mutual funds, and (3) the profitability of the adviser.

In its deliberations, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.]

TRUSTEE COMPENSATION

The officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not "interested persons" of the Trust or its adviser or subadviser are compensated for their services according to a fee schedule. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

The following table sets forth information regarding compensation expected to be to paid each trustee of the Trust. Except for Mr. Thompson, who receives no compensation from the Trust or other Berger Funds, no Trustee serves as a director/trustee to other Berger Funds as of the date of this SAI. Mr. Hurley also does not receive compensation from the Trust.

                                                                                              BERGER
                                BERGER RISK          BERGER RISK         BERGER RISK         ENHANCED
                              MANAGED GROWTH         MANAGED CORE          MANAGED          PORTFOLIO
           NAME                   FUND(1)              FUND(1)          VALUE FUND(1)        TRUST(1)
           ----               --------------         ------------       -------------        --------

G. Andrew Cox                    $10,000                $10,000             $10,000          $30,000
[disinterested trustee]
[disinterested trustee]
David E. Hurley(2)                    --                     --                  --               --
Jack R. Thompson(2)                   --                     --                  --               --

----------

(1) The Funds did not commence operations until September 30, 2002. Figures are estimates for the first year of operations of the Trust.

(2) Interested person of Berger Financial Group LLC or Enhanced Investment Technologies, LLC.

As of September 30, 2002, the current officers and trustees of the Trust as a group owned of record or beneficially no shares of the Funds.

The Trust, the investment adviser, subadviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under the Restrictions on Personal Trading section of this SAI.

                        INVESTMENT ADVISER AND SUBADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206 is the investment adviser to the Funds. BFG is responsible for managing the investment operations of the Funds and the composition of their investment portfolios. BFG also acts as the Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or subadviser to mutual funds and institutional investors and had assets under management of approximately $15.5 billion as of March 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 85.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial").

INTECH - SUBADVISER

Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, is the investment subadviser for the Funds. As subadviser, INTECH provides day-to-day management of the Funds' investment operations. INTECH has been in the investment advisory business since 1987. INTECH serves as investment adviser or subadviser to mutual funds, institutional investors and individual separate accounts. As of February 28, 2002, INTECH is 50.1% owned by BFG. In connection with the acquisition of such interests by BFG, BFG obtained the right to purchase up to 27% of the remaining shares of INTECH and the two principal shareholders of INTECH have the right to sell such shares to BFG on substantially similar terms. Such options are exercisable for a period of 60 days commencing February 28, 2003.

INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENTS

Under the Investment Advisory Agreements between the adviser and each Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreements provide that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

Under each Agreement, the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Funds. Investment advisory fees are charged to the Funds:

              FUND                                          ANNUAL RATE
              ----                                          -----------
Berger Risk Managed Growth Fund                                .60%
Berger Risk Managed Core Fund                                  .50%
Berger Risk Managed Value Fund                                 .50%

Pursuant to a written agreement, the Funds' investment adviser reimburses the Funds' Investor Shares class to the extent transfer agency, investor reporting and registration expenses of the Investor Shares class exceed 0.15%.

Each Investment Advisory Agreement will continue in effect until September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund. Each Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

Under the Sub-Advisory Agreements between the adviser and the subadviser, the subadviser is responsible for day-to-day investment management of the Funds. Investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. The Sub-Advisory Agreements provide that the subadviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

Under each Agreement, the subadviser is compensated by the adviser according to the following schedule:

              FUND                                         ANNUAL RATE
              ----                                         -----------
Berger Risk Managed Growth Fund                                .30%
Berger Risk Managed Core Fund                                  .25%
Berger Risk Managed Value Fund                                 .25%

Each Sub-Advisory Agreement will continue in effect until September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund. Each Sub-Advisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

While investment decisions for the Funds are made independently by the subadviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or subadviser. In this circumstance, should purchase or sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or subadviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimis allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price and commission paid or received. Although in some cases this policy might adversely affect the price paid or received by the Funds or other participating accounts, or the size of the position obtained or liquidated, the adviser or subadviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

The Trust, BFG and Berger Distributors LLC each permits its directors, officers and employees to purchase or sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the Codes of Ethics for the Trust, BFG and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account.

INTECH has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

In addition to the pre-clearance requirements described herein, the policy subjects trustees and officers of the Trust, BFG and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

                              EXPENSES OF THE FUNDS

In addition to paying an investment advisory fee to its adviser, each Fund pays all of its expenses not assumed by the adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and recordkeeping expenses, interest charges, federal and state taxes, expenses of investors' meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

Under a separate Administrative Services Agreement with respect to the Funds, BFG performs or supervises certain administrative and recordkeeping services not otherwise performed by the Funds' custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The administrative services fees may be changed by the Funds' trustees without investor approval.

Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Funds. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Funds based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

The Funds have appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as their recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Funds and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

State Street and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Funds' investors; calculates the amount of, and delivers to the Funds' investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Funds.

Each Fund is responsible for its operating expenses. The adviser has agreed to reimburse each Fund's Investor Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.15% of the Investor Share's average daily net asset during the fiscal year. The Agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from each Fund's Investor Shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred provided that class expenses subject to limitation plus any reimbursements made to the adviser shall not exceed 0.15% of the class's average daily net assets in any fiscal year.

OTHER EXPENSE INFORMATION

The Funds and/or the adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. The Funds' adviser or the Funds (if approved by the trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

The Funds' adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.

DISTRIBUTOR

The distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Funds' Investor Shares.

                                BROKERAGE POLICY

In placing orders for securities transactions, the subadviser is required to give primary consideration to obtaining the most favorable price and efficient execution. The subadviser seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The subadviser may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in the subadviser's option, to do so will further the goal of obtaining the best available execution.

Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

On occasions when the subadviser deems the purchase or sale of a security to be in the best interests of clients, the subadviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction will be made by the subadviser in accordance with the pre-allocation policy described below, in the manner it considers to be most equitable and consistent with its fiduciary obligations to the clients.

Regular daily trades are generated by the trader using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of the Chief Investment Officer. Trades are submitted to designated brokers in a single electronic file at one time during the day, to the extent possible, pre-allocated to individual clients.

In the event that an order is not completely filed, executed shares are allocated to client accounts in proportion to the order.

                 HOW TO PURCHASE AND REDEEM SHARES OF THE FUNDS

MINIMUM INITIAL INVESTMENTS:
   Regular investment...........................................       $10,000
   IRA..........................................................       $ 3,000
MINIMUM SUBSEQUENT INVESTMENTS:
   Regular investment...........................................       $    50
   Systematic investment........................................       $    50

To purchase shares in a Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to BERGER FUNDS to the following address:

         Berger Funds
         P.O. Box 219958
         Kansas City, MO  64121-9958

If an investor is adding to an existing account that has electronic funds transfer privileges, shares may be purchased online at bergerfunds.com or by telephone to the Fund at 1-800-551-5849. In addition, shares may be purchased by placing an order by telephone to the Fund. In order to make sure that payment for telephone purchase orders is received on time, investors are encouraged to remit payment by wire or by overnight delivery of a check.

In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Funds and may impose other charges or restrictions different from those applicable to investors who invest in the Funds directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.

Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Funds may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                      HOW THE NET ASSET VALUE IS DETERMINED

The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

The per share net asset value of each Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities by the total number of shares outstanding. Net asset value is calculated by class, and since the Investor Shares and each other class of the Funds has its own expenses, the per share net asset value of the Funds will vary by class.

In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

         INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

This discussion summarizes certain federal income tax issues relating to the Funds. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

TAX STATUS OF THE FUND. If a Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. Each Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, each Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon a Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

In general, net capital gains from assets held by a Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

If a Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Funds reserve the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

Additionally, each Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in a Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

INCOME FROM FOREIGN SOURCES. Dividends and interest received by a Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of a Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if a Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, a Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of a Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

INCOME FROM CERTAIN TRANSACTIONS. Some or all of a Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect a Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of a Fund. If a Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, a Fund will be required to withhold federal income tax at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

FOREIGN INVESTORS. Foreign investors of a Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

                         SUSPENSION OF REDEMPTION RIGHTS

A Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption, of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission (the "SEC") determines that trading on the Exchange is restricted or when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of investors of the Fund.

Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described above.

                         TAX-SHELTERED RETIREMENT PLANS

Each Fund offers several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA, a Coverdell Education Savings Account (formerly the Education IRA) and a 403(b) Custodial Account for adoption by employers and individuals who wish to participate in such plans. For information on other types of retirement plans offered by the Funds, please call 1-800-333-1001, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Funds. All income and capital gains accumulated in the plans are tax-free until withdrawn. The amounts that are deductible depend upon the type of plan or plans adopted.

If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the plan that is based upon your employees' compensation or your earned income. By adopting both the Profit Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

If you wish to purchase shares of the Funds in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Funds. State Street serves as trustee of the plan, for which it charges an annual trustee's fee for the Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the plans are invested exclusively in shares of the Funds, other Berger Funds or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the plans to create a retirement fund in accordance with the tax code.

Distributions from the Profit Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59-1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70-1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70-1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser regarding the plans is recommended. You should also consult with your tax adviser regarding state tax law implications of participation in the plans.

In order to receive the necessary materials to establish a Profit Sharing or Money Purchase Pension Plan, please write to the Berger Funds, c/o Berger Financial Group LLC, Inc., P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001. Trustees for 401(k) or other existing plans interested in utilizing Fund shares as an investment or investment alternative in their plans should contact the Fund at 1-800-333-1001.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you may be able to provide for your own retirement by adopting an IRA. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to IRA's in general, including increases in contribution limits. As an example, between 2002 and 2008, the individual limit on annual contributions to traditional IRAs is scheduled to gradually rise from $2,000 to $5,000. After 2008, the limits may be adjusted annually for inflation. In addition, individuals aged 50 and older may be able to take advantage of new "catch-up" contributions to IRAs. Catch-up contributions to traditional IRAs may be tax deductible, depending on whether the individual meets certain income restrictions. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

If you wish to create an IRA to invest in shares of the Funds, you may use the Funds' IRA custodial agreement form, which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, IFTC will serve as custodian, for which it will charge an annual custodian fee for the Fund and each other Berger Fund and Cash Account Trust Money Market Portfolio in which the IRA is invested.

Distributions from an IRA generally may not be made without penalty until you reach age 59-1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70-1/2. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser is recommended. You should also consult with your tax adviser about state taxation of your account.

In order to receive the necessary materials to establish an IRA account, please write to the Funds, c/o Berger Financial Group LLC, Inc., P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.

ROTH IRA

If you are an individual with compensation or earned income, you may contribute to a Roth IRA, as long as your income does not exceed specified income levels. A Roth IRA is similar in many respects to a traditional IRA, as described above. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to Roth IRAs, as well as traditional IRAs. The maximum amount you may contribute to a Roth IRA is phased out between specified income levels, and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Generally, you can make contributions to a Roth IRA even after you reach age 70-1/2, and you are not required to take distributions from a Roth IRA prior to your death. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59-1/2, for a first-time home purchase, or upon death or disability.

An individual with a modified adjusted gross income (AGI) of $100,000 or less (single or joint filing status) may be eligible to roll his or her existing IRA into a Roth IRA. However, the individual may have to pay taxes on the fair market value of the existing IRA on the date of the rollover. Please consult a qualified tax or financial professional concerning Roth IRA rollovers.

In order to receive the necessary materials to establish a Roth IRA account, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.

COVERDELL EDUCATION SAVINGS ACCOUNT

A parent or legal guardian may open a Coverdell Education Savings Account (formerly the Education IRA) as long as it is established on behalf of a child who is less than 18 years of age at the time of contribution. Contributions up to $2,000 may be made by anyone for the benefit of any one student as long as the contributors' income does not exceed the specified income levels. Like a Roth IRA, the maximum amount you may contribute to a Coverdell Education Savings Account is phased out between specified income levels, and you may not make any contribution at all to a Coverdell Education Savings Account if your income exceeds the maximum income amount.

Contributions to a Coverdell Education Savings Account are not deductible for federal income tax purposes, and any amount contributed to a Coverdell Education Savings Account above the maximum of $2,000 for any one student is considered "excess contribution," which is subject to an excise tax.

Withdrawals from a Coverdell Education Savings Account are tax free if the amounts withdrawn are made to cover the cost of qualified education expenses of a student who is attending an eligible educational institution, so long as the amount withdrawn in a year does not exceed the qualified education expenses for that year. If the withdrawal does not meet the tax-free requirements, the portion of the account attributable to dividends or gains may be subject to a withdrawal penalty. For more information on Coverdell Education Savings Account withdrawals, please consult a qualified tax or financial professional.

403(b) CUSTODIAL ACCOUNTS

If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. You should consult with a qualified tax or financial professional regarding the amount you can contribute. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59-1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70-1/2 or the calendar year in which you retire. Except for required distributions after age 70-1/2 and periodic distributions over more than 10 years, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or qualified tax or financial professional regarding the 403(b) Custodial Account is recommended. You should also consult with a qualified tax or financial professional about state taxation of your account.

Individuals who wish to purchase shares of the Funds in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Funds. IFTC serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for each Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.

In order to receive the necessary materials to establish a 403(b) Custodial Account, please write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005, or call 1-800-333-1001.

                EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

An investor who owns shares of a Fund worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the investor at regular intervals by the Fund in which the investor is invested.

To establish a Systematic Withdrawal account, the investor deposits Fund shares with a Fund and appoints the Fund as agent to redeem shares in the investor's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the investor of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

Withdrawal payments are not yield or income on the investor's investment, since portions of each payment will normally consist of a return of the investor's investment. Depending on the size of the disbursements requested and the fluctuation in value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Funds. The investor may, of course, make additional deposits of Fund shares in the investor's account at any time.

Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax adviser concerning proper tax treatment of the redemption.

                             PERFORMANCE INFORMATION

From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Russell 1000 Growth Index, the Russell 1000 Value Index and the Standard & Poor's 500 Stock Index, as well as peer indices.

The total return of a Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by a Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

A Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in a Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

All performance figures for a Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

        Where   P      = a hypothetical initial payment of $1,000
                T      = the average annual total return
                n      = the number of years
                ERV    = the ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the period.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

        Where:  P      = a hypothetical initial payment of $1,000
                T      = the average annual total return (after taxes on
                         distributions)
                N      = the number of years
                ATV    = ending value of a hypothetical $1,000 payment made at
                   D     the beginning of the period.

In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

      Where:     P         = a hypothetical initial payment of $1,000
                 T         = the average annual total return (after taxes on
                             distributions and redemption)
                 N         = the number of years
                 ATV       = ending value of a hypothetical $1,000 payment made
                    DR       at the beginning of the period.

In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

Total return of the Investor Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

The Funds have no performance history since they did not commence operations until September 30, 2002.

                             ADDITIONAL INFORMATION

FUND ORGANIZATION

Each Fund is a separate series of the Berger Enhanced Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. Each Fund was established on June 21, 2002.

The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Funds are the only three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Each Fund currently has three classes of shares, although others may be added in the future.

Shares of each Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Funds will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

As a result, the risk of an investor of a Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Funds is therefore remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Funds.

CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUNDS. The Funds are not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

Investors of the Funds and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of a Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Funds may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and unless required by the 1940 Act, generally do not require investor approval. The trustees, without investor approval, may also invest the assets of a Fund in a "master" fund.

MORE INFORMATION ON SPECIAL FUND STRUCTURE

MULTI-CLASS. The Funds have divided their shares into classes. Each Fund has divided its shares into three classes, the Investor Shares covered by this SAI, and Service Shares and Institutional Shares offered through separate prospectuses and statements of additional information. The Berger Enhanced Index Fund has divided its shares into two classes, the Investor Shares covered by this SAI, and Institutional Shares offered through a separate prospectus and statement of additional information. The Funds implemented their multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue their shares in classes. The Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820. Service Shares are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries and bear a 0.25% 12b-1 fee and 0.25% service fee. Information concerning Service Shares is available from the Fund at 1-800-333-1001.

Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

As of September 30, 2002, BFG owned, beneficially and of record, 100% of the outstanding Investor Shares of each Fund.

DISTRIBUTION

Berger Distributors LLC, as the Funds' Distributor, is the principal underwriter of the Funds' shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of the Funds' shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Funds. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Funds. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Funds. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Funds.

The Trust, on behalf of the Funds, and the Distributor are parties to a Distribution Agreement that continues through September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Funds' shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

         The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds of which this SAI is a part. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Funds for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Funds and assist each Fund in connection with the preparation of its 2002 income tax return.

                      BERGER RISK MANAGED GROWTH FUND(SM)
                       BERGER RISK MANAGED CORE FUND(SM)
                       BERGER RISK MANAGED VALUE FUND(SM)
                  (SERIES OF BERGER ENHANCED PORTFOLIO TRUST)

                                 SERVICE SHARES


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



         This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Service Shares of the Berger Funds listed above (the "Funds"), dated September 30, 2002, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

         This SAI is about the class of shares of the Funds designated as Service Shares. Service Shares are not offered directly to the public, but are sold through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Certain financial intermediaries may charge their customers transaction or other fees with respect to the customers' investment in the Funds.



                            DATED SEPTEMBER 30, 2002

                                TABLE OF CONTENTS

                                                                                                               PAGE
Introduction.....................................................................................................1

Investment Strategies and Risks of the Funds.....................................................................1

Investment Restrictions and Limitations.........................................................................11

Management of the Funds.........................................................................................12

Investment Adviser and Subadviser...............................................................................18

Expenses of the Funds...........................................................................................20

Brokerage Policy................................................................................................22

Purchasing and Redeeming Shares of the Funds....................................................................23

How the Net Asset Value is Determined...........................................................................23

Income Dividends, Capital Gain Distributions and Tax Treatment..................................................24

Suspension of Redemption Rights.................................................................................25

Performance Information.........................................................................................26

Additional Information..........................................................................................27

                                  INTRODUCTION

The Funds described in this SAI are all mutual funds, or open-end management investment companies. All of the Funds are diversified funds. Although each Fund is offering only its own shares and is not participating in the sale of shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

                  INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

The Prospectus discusses the investment objective of each of the Funds and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in each Fund.

This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market and that such movements might reduce their value.

WARRANTS. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Funds will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's subadviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, a Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's subadviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Funds or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Funds' subadviser. The Funds have no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities.

SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. The Funds consider these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

FOREIGN SECURITIES. Each Fund may invest in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

A Fund may invest in foreign securities by purchasing American Depositary Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. For purposes of each fund's investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

ADRs are publicly traded on exchanges or over the counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

Investment income and realized gains on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on the securities. Tax conventions between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would be subject.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). Each of the Funds may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition or other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund's, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

INVESTMENT COMPANY SECURITIES. Each Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. These investment companies may include index-based investments such as exchange traded funds ("ETFs"), which hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investment is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading as a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

Russell 2000(R) Index MITTS: MITTS, an acronym for "Market Index Target-Term Securities(SM)" feature principal protection and offers the potential to capture gains in the composite price performance of the Russell 2000 index. The index reflects the composite price performance of 2,000 small capitalization U.S. stocks and is designed to track the overall performance of this segment of the U.S. equity market. RUM and RSM MITTS are senior debt securities issued by Merrill Lynch & Co., Inc., which do not feature periodic interest payments. RUM MITTS will mature on September 30, 2004; RSM MITTS will mature on July 21, 2006.

Russell 1000 Growth Index Fund: The iShares Russell 1000 Growth Index Fund seeks investment returns that correspond to the performance of U.S. large-cap growth stocks with the highest price-to-book ratios and forecasted growth within the Russell 1000, as represented by the Russell 1000 Growth Index.

Russell 1000 Value Index Fund: The iShares Russell 1000 Value Index Fund seeks investment results that correspond to the performance of U.S. large-cap value stocks with the lowest price-to-book ratios and forecasted growth within the Russell 1000, as represented by the Russell 1000 Value Index.

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, a Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's subadviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, a Fund's subadviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed-upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed-upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. In addition, the trustees will establish guidelines and standards for review by the subadviser of the creditworthiness of any bank, broker or dealer party to a repurchase agreement with a Fund. A Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to a Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of a Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

SECTOR FOCUS. A Fund may invest in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e., utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, a Fund's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies. Each Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, each Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its respective total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

When a Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked to market on a daily basis. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

Each Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

Each Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. A Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

Although voting rights with respect to loaned securities pass to the borrower, a Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of a Fund's subadviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures and/or options for the purpose of seeking equity market exposure pending the investment of cash balances or for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Funds are not required to hedge and, under normal conditions, will not seek to lessen their market exposure. Decisions regarding hedging are subject to the subadviser's judgment of the cost of the hedge, its potential effectiveness and other factors the subadviser considers pertinent.

A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that a Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when a Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

Following is additional information concerning the futures, forwards and options that each Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options that do not constitute bona fide hedging. In addition, those Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the marked-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

Although a Fund would hold cash and liquid assets in a segregated account with a marked-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of such distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

Options on Futures Contracts. A Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

Options on Securities and Securities Indices. Each Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over the counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or a Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

TEMPORARY DEFENSIVE MEASURES. Although each Fund reserves the right to take temporary defensive measures, it is the intention of each Fund to remain fully invested at all times. A Fund may invest in government securities and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or subadviser believes market, economic or political conditions warrant a temporary defensive position. Taking large positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

PORTFOLIO TURNOVER. A Fund's portfolio turnover rate may exceed 100%, and investment changes in a Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in a Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for a Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for a Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Funds' brokerage policy is discussed further under "Brokerage Policy" and additional information concerning income taxes is located under "Income Dividends, Capital Gains Distributions" and "Tax Treatment."

                     INVESTMENT RESTRICTIONS AND LIMITATIONS

         The investment objective of each Fund is long-term growth of capital. There can be no assurance that the investment objective of a Fund will be realized. The principal strategies and risks of the Funds are described in the Prospectus.

         In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without investor vote.

         THE FOLLOWING FUNDAMENTAL INVESTMENT LIMITATIONS OF EACH FUND MAY BE CHANGED ONLY BY A MAJORITY VOTE OF SHAREHOLDERS:

         1. With respect to 75% of the Fund's total assets, the Fund may not purchase securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. The Fund may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

         3. The Fund may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         4. The Fund may not purchase physical commodities or contacts relating to physical commodities.

         5. The Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

         6. The Fund may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

         7. The Fund may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         8. The Fund may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

The trustees have adopted additional non-fundamental investment policies restrictions for each Fund. These limitations may be changed by the trustees without an investor vote.

EACH FUND MAY NOT:

         1. Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

         2. Invest in companies for the purposes of exercising control of management.

         3. Invest more than 15% of its net assets in illiquid securities.

         4. Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in the money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit.

         5. Purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                             MANAGEMENT OF THE FUNDS

The Funds are supervised by a board of trustees who is responsible for major decisions about the Funds' policies and overall Fund oversight. The Funds' Board hires the companies that run day-to-day Fund operations, such as the investment adviser, subadviser, administrator, transfer agent and custodian.

The trustees and executive officers of the Funds are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Funds have adopted a trustee retirement age of 75 years.

                           POSITION(s)
                            HELD WITH                                               NUMBER OF
                            THE TRUST,                                               FUNDS IN
                             TERM OF                                                   FUND              OTHER
                            OFFICE AND                                               COMPLEX         DIRECTORSHIPS
NAME, ADDRESS               LENGTH OF        PRINCIPAL OCCUPATIONS DURING THE        OVERSEEN           HELD BY
AND AGE                    TIME SERVED                 PAST 5 YEARS                 BY TRUSTEE          TRUSTEE
-------------              -----------       --------------------------------       ----------       -------------

INDEPENDENT TRUSTEES

G. Andrew Cox            Trustee of the     Independent investment consultant.           3          Montgomery Funds
210 University Blvd.     Trust (since       President (from 1998 to 2000) and                       ([ ] portfolios)
Denver, CO 80206         June 2002          Member of the Board (from 1997 to
                                            2000) of the Denver International
DOB: [______]                               School. Adjunct Professor (from
                                            1994 to 1998) at the University of
                                            Denver, Department of Finance.

                            POSITION(s)
                             HELD WITH                                              NUMBER OF
                            THE TRUST,                                              FUNDS IN
                              TERM OF                                                 FUND              OTHER
                            OFFICE AND                                               COMPLEX         DIRECTORSHIPS
NAME, ADDRESS               LENGTH OF        PRINCIPAL OCCUPATIONS DURING THE       OVERSEEN           HELD BY
AND AGE                    TIME SERVED                 PAST 5 YEARS                 BY TRUSTEE         TRUSTEE
-------------              -----------       --------------------------------       ----------       -------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*        President and      President since May 1999 (Executive          3         Berger Growth
210 University Blvd.     Trustee of the     Vice President from February 1999 to                   Fund, Berger
Denver, CO 80206         Trust (since       May 1999) of Berger Growth Fund and                    Large Cap Growth
                         June 2002)         Berger Large Cap Growth Fund.                          Fund, Berger
DOB: 1949                                   President since May 1999 (Executive                    Investment
                                            Vice President from February 1999 to                   Portfolio Trust,
                                            May 1999) of Berger Investment                         Berger
                                            Portfolio Trust, Berger                                Institutional
                                            Institutional Products Trust, Berger                   Products Trust,
                                            Worldwide Funds Trust, Berger                          Berger Worldwide
                                            Worldwide Portfolios Trust and                         Funds Trust,
                                            Berger Omni Investment Trust.                          Berger Worldwide
                                            President and Chief Executive                          Portfolios Trust,
                                            Officer (since June 1999) (Executive                   Berger Omni
                                            Vice President from February 1999 to                   Investment Trust,
                                            June 1999) of Berger Financial Group                   and Stilwell
                                            LLC. President and Chief Executive                     Management, Inc.
                                            Officer of Stilwell Management, Inc.                   Director of
                                            (since September 1999). President                      Wasatch Advisors
                                            and Chief Executive Officer of                         (investment
                                            Berger/Bay Isle LLC (since May                         management) from
                                            1999). Self-employed as a                              February 1997 to
                                            consultant from July 1995 through                      February 1999.
                                            February 1999.

David E. Hurley*         Trustee and        Senior Vice President (since January         3
2401 PGA Boulevard       Executive Vice     1992), Chief Compliance Officer
Suite 200                President of the   (since 1987), Chief Operating
Palm Beach Gardens,      Trust (since       Officer (since January 1996) and
FL  33410                June 2002)         Vice President (from 1987 to January
                                            1992) of Enhanced Investment
DOB:  1943                                  Technologies, LLC (or its
                                            predecessor).

                                    POSITION(s) HELD WITH THE
                                    TRUST, TERM OF OFFICE AND
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
---------------------               -------------------------       ---------------------------------------------

OFFICERS OF THE TRUST

Janice M. Teague*                Vice President of the Trust      Vice President (since November 1998) and Assistant
210 University Blvd.             and Assistant Secretary (since   Secretary (since February 2000 and previously from
Denver, CO 80206                 June 2002)                       September 1996 to November 1998) and Secretary
                                                                  (November 1998 to February 2000) of the Berger
DOB: 1954                                                         Funds. Vice President (since October 1997),
                                                                  Secretary (since November 1998) and Assistant
                                                                  Secretary (October 1996 through November 1998) with
                                                                  Berger Financial Group LLC. Vice President and
                                                                  Secretary with Berger Distributors LLC (since
                                                                  August 1998).  Vice President and Secretary of Bay
                                                                  Isle Financial LLC (since January 2002). Formerly,
                                                                  self-employed as a business consultant (from June
                                                                  1995 through September 1996).

Andrew J. Iseman*                Vice President of the Trust      Vice President of the Berger Funds (since March
210 University Blvd.             (since June 2002)                2001). Vice President (since September 1999) and
Denver, CO 80206                                                  Chief Operating Officer (since November 2000) of
                                                                  Berger Financial Group LLC. Manager (since
DOB: 1964                                                         September 1999) and Director (June 1999 to
                                                                  September 1999) of Berger Distributors LLC. Vice
                                                                  President-Operations (February 1999 to November
                                                                  2000) of Berger Financial Group LLC. Associate
                                                                  (November 1998 to February 1999) with DeRemer &
                                                                  Associates (a consulting firm). Vice
                                                                  President-Operations (February 1997 to November
                                                                  1998) and Director of Research and Development (May
                                                                  1996 to February 1997) of Berger Financial Group
                                                                  LLC.

Anthony R. Bosch*                Vice President of the Trust      Vice President of the Berger Funds (since February
210 University Blvd.             (since June 2002)                2000). Vice President (since June 1999) and Chief
Denver, CO 80206                                                  Legal Officer (since August 2000) with Berger
                                                                  Financial Group LLC. Vice President and Chief
DOB: 1965                                                         Compliance Officer with Berger Distributors LLC
                                                                  (since September 2001). Vice President of Bay Isle
                                                                  Financial LLC (since January 2002). Formerly,
                                                                  Assistant Vice President of Federated Investors,
                                                                  Inc. (December 1996 through May 1999), and Attorney
                                                                  with the U.S. Securities and Exchange Commission
                                                                  (June 1990 through December 1996).

Brian S. Ferrie*                 Vice President of the Trust      Vice President of the Berger Funds (since November
210 University Blvd.             (since June 2002)                1998). Vice President (since February 1997),
Denver, CO 80206                                                  Treasurer and Chief Financial Officer (since March
                                                                  2001) and Chief Compliance Officer (from August
DOB: 1958                                                         1994 to March 2001) with Berger Financial Group
                                                                  LLC. Vice President (since May 1996), Treasurer
                                                                  and Chief Financial Officer (since March 2001) and
                                                                  Chief Compliance Officer (from May 1996 to
                                                                  September 2001) with Berger Distributors LLC.

                                    POSITION(s) HELD WITH THE
                                    TRUST, TERM OF OFFICE AND
NAME, ADDRESS AND AGE                 LENGTH OF TIME SERVED         PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
---------------------               -------------------------       ---------------------------------------------

John A. Paganelli*               Vice President and Treasurer     Vice President (since November 1998), Treasurer
210 University Blvd.             of the Trust (since June 2002)   (since March 2001) and Assistant Treasurer
Denver, CO 80206                                                  (November 1998 to March 2001) of the Berger Funds.
                                                                  Vice President (since November 1998) and Manager of
DOB: 1967                                                         Accounting (January 1997 through November 1998)
                                                                  with Berger Financial Group LLC. Formerly, Manager
                                                                  of Accounting (December 1994 through October 1996)
                                                                  and Senior Accountant (November 1991 through
                                                                  December 1994) with Palmeri Fund Administrators,
                                                                  Inc.

Sue Vreeland*                    Secretary of the Trust (since    Secretary of the Berger Funds (since February
210 University Blvd.             June 2002)                       2000). Assistant Secretary of Berger Financial
Denver, CO 80206                                                  Group LLC and Berger Distributors LLC (since June
                                                                  1999) and Bay Isle Financial LLC (since December
DOB: 1948                                                         2001). Formerly, Assistant Secretary of the Janus
                                                                  Funds (from March 1994 to May 1999), Assistant
                                                                  Secretary of Janus Distributors, Inc. (from June
                                                                  1995 to May 1997) and Manager of Fund
                                                                  Administration for Janus Capital Corporation (from
                                                                  February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of      Assistant Vice President (since March 2001) of the
210 University Blvd.             the Trust (since June 2002)      Berger Funds. Assistant Vice President-Compliance
Denver, CO 80206                                                  (since March 2001) and Manager-Compliance (October
                                                                  1998 through March 2001) with Berger Financial
DOB: 1969                                                         Group LLC. Formerly, Senior Auditor (July 1996
                                                                  through August 1998) and Auditor (August 1993
                                                                  through June 1996) with PricewaterhouseCoopers LLP,
                                                                  a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the       Assistant Treasurer (since March 2001) of the
210 University Blvd.             Trust (since June 2002)          Berger Funds. Assistant Vice President (since
Denver, CO 80206                                                  January 2002) and Manager of Investment Accounting
                                                                  (August 1999 through January 2002) with Berger
DOB: 1972                                                         Financial Group LLC.  Formerly, Senior Auditor
                                                                  (December 1998 through August 1999) and Auditor
                                                                  (August 1997 through December 1998) with
                                                                  PricewaterhouseCoopers LLP, a public accounting
                                                                  firm, and Senior Fund Accountant (January 1996
                                                                  through July 1997) with INVESCO Funds Group.

----------

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or subadviser.

The Board of Trustees has two standing committees that each perform specialized functions: an Audit Committee and a Nominating Committee. Information about each of these committees is provided in the following table:

                                                                                                         NUMBER OF
                                                                                                         MEETINGS
                                                                                                        HELD DURING
                                                                                                        LAST FISCAL
          COMMITTEE                             FUNCTIONS                           MEMBERS                YEAR
          ---------                             ---------                           -------             -----------

Audit Committee                 Reviews the financial reporting process,    *All independent                N/A
                                the system of internal control, the audit   Trustees of the Trust
                                process, and the Trust's process for
                                monitoring compliance with investment
                                restrictions and applicable laws as well
                                as the Trust's Code of Ethics.

Nominating Committee            Identifies and recommends individuals for   *All independent                N/A
                                Trustee membership. The committee does      Trustees of the Trust
                                not consider nominees recommended by
                                shareholders.

For each Trustee, the table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds") for which the Trustee serves as trustee or director, owned as of December 31, 2001.

                                                                               AGGREGATE DOLLAR RANGE OF SECURITIES
                                                                                   IN ALL REGISTERED INVESTMENT
                                             DOLLAR RANGE OF                   COMPANIES OVERSEEN BY THE TRUSTEE IN
     NAME OF TRUSTEE                     SECURITIES IN THE FUNDS                           BERGER FUNDS
     ---------------                     -----------------------               ------------------------------------

INDEPENDENT TRUSTEES

G. Andrew Cox              Berger Risk Managed Growth Fund - None(1)                           None
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)

INTERESTED TRUSTEES

David E. Hurley            Berger Risk Managed Growth Fund - None(1)                           None
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)

Jack R. Thompson           Berger Risk Managed Growth Fund - None(1)                       Over $100,000
                           Berger Risk Managed Core Fund - None(1)
                           Berger Risk Managed Value Fund - None(1)

----------

(1) The Funds did not commence operations until September 30, 2002.

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Each Fund's Investment Advisory and Sub-Advisory Agreements were approved by vote of the trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Investment Advisory and Sub-Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders, and
(2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. In ____________, 2002, the Board of Trustees held a meeting to decide whether to approve the Investment Advisory and Sub-Advisory Agreements. In preparation for their meeting, the trustees requested and reviewed a wide variety of materials, including materials provided by the adviser. In addition, the Independent Trustees received advice from counsel to the Independent Trustees.

[At the _________ 2002 meeting, the trustees, including a majority of Independent Trustees, approved each Investment Advisory and Sub-Advisory Agreement based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and subadviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

In its deliberations, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.]

TRUSTEE COMPENSATION

The officers of the Trust receive no compensation from the Trust. However, trustees of the Trust who are not "interested persons" of the Trust or its adviser or subadviser are compensated for their services according to a fee schedule. Neither the officers of the Trust nor the trustees receive any form of pension or retirement benefit compensation from the Trust.

The following table sets forth information regarding compensation expected to be to paid each trustee of the Trust. Except for Mr. Thompson, who receives no compensation from the Trust or other Berger Funds, no Trustee serves as a director/trustee to other Berger Funds as of the date of this SAI. Mr. Hurley also does not receive compensation from the Trust.

                                                                                              BERGER
                                BERGER RISK          BERGER RISK         BERGER RISK         ENHANCED
                              MANAGED GROWTH         MANAGED CORE          MANAGED          PORTFOLIO
           NAME                   FUND(1)              FUND(1)          VALUE FUND(1)        TRUST(1)
           ----               --------------         -------------      -------------       ---------
G. Andrew Cox                    $10,000                $10,000             $10,000          $30,000
[disinterested trustee]
[disinterested trustee]
David E. Hurley(2)                    --                     --                  --               --
Jack R. Thompson(2)                   --                     --                  --               --

----------

(1) The Funds did not commence operations until September 30, 2002. Figures are estimates for the first year of operations of the Trust.

(2) Interested person of Berger Financial Group LLC or Enhanced Investment Technologies, LLC.

As of September 30, 2002, the current officers and trustees of the Trust as a group owned of record or beneficially no shares of the Funds.

The Trust, the investment adviser, subadviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under the Restrictions on Personal Trading section of this SAI.

                        INVESTMENT ADVISER AND SUBADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206 is the investment adviser to the Funds. BFG is responsible for managing the investment operations of the Funds and the composition of their investment portfolios. BFG also acts as the Funds' administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. It serves as investment adviser or subadviser to mutual funds and institutional investors and had assets under management of approximately $15.5 billion as of March 31, 2002. BFG is a subsidiary of Stilwell Management Inc. ("Stilwell"), which owns approximately 85.5% of BFG, and is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell Financial").

INTECH - SUBADVISER

Enhanced Investment Technologies, LLC ("INTECH"), 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, is the investment subadviser for the Funds. As subadviser, INTECH provides day-to-day management of the Funds' investment operations. INTECH has been in the investment advisory business since 1987. INTECH serves as investment adviser or subadviser to mutual funds, institutional investors and individual separate accounts. As of February 28, 2002, INTECH is 50.1% owned by BFG. In connection with the acquisition of such interests by BFG, BFG obtained the right to purchase up to 27% of the remaining shares of INTECH and the two principal shareholders of INTECH have the right to sell such shares to BFG on substantially similar terms. Such options are exercisable for a period of 60 days commencing February 28, 2003.

INVESTMENT ADVISORY AGREEMENTS AND SUB-ADVISORY AGREEMENTS

Under the Investment Advisory Agreements between the adviser and each Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreements provide that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to each Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

Under each Agreement, the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Funds. Investment advisory fees are charged to the Funds:

             FUND                                           ANNUAL RATE
             ----                                           -----------
Berger Risk Managed Growth Fund                                .60%
Berger Risk Managed Core Fund                                  .50%
Berger Risk Managed Value Fund                                 .50%

Pursuant to a written agreement, the Funds' investment adviser reimburses the Funds' Service Shares class to the extent transfer agency, investor reporting and registration expenses of the Service Shares class exceed 0.05%.

Each Investment Advisory Agreement will continue in effect until September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund. Each Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

Under the Sub-Advisory Agreements between the adviser and the subadviser, the subadviser is responsible for day-to-day investment management of the Funds. Investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. The Sub-Advisory Agreements provide that the subadviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

Under each Agreement, the subadviser is compensated by the adviser according to the following schedule:

             FUND                                          ANNUAL RATE
             ----                                          -----------
Berger Risk Managed Growth Fund                                .30%
Berger Risk Managed Core Fund                                  .25%
Berger Risk Managed Value Fund                                 .25%

Each Sub-Advisory Agreement will continue in effect until September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund. Each Sub-Advisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

While investment decisions for the Funds are made independently by the subadviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or subadviser. In this circumstance, should purchase or sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or subadviser in order to seek the best combination of net price and execution for each. Client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimis allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price and commission paid or received. Although in some cases this policy might adversely affect the price paid or received by the Funds or other participating accounts, or the size of the position obtained or liquidated, the adviser or subadviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

RESTRICTIONS ON PERSONAL TRADING

The Trust, BFG and Berger Distributors LLC each permits its directors, officers and employees to purchase or sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the Codes of Ethics for the Trust, BFG and Berger Distributors LLC. The policy requires all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or BFG's other advisory clients. Directors and officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account.

INTECH has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

In addition to the pre-clearance requirements described herein, the policy subjects trustees and officers of the Trust, BFG and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the policy. The policy is administered by BFG and the provisions of the policy are subject to interpretation by and exceptions authorized by its management.

                              EXPENSES OF THE FUNDS

In addition to paying an investment advisory fee to its adviser, each Fund pays all of its expenses not assumed by the adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and recordkeeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

Under a separate Administrative Services Agreement with respect to the Funds, BFG performs or supervises certain administrative and recordkeeping services not otherwise performed by the Funds' custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. The administrative services fees may be changed by the Funds' trustees without investor approval.

Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Funds. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Funds based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

The Funds have appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as their recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. Stilwell owns approximately 33% of the outstanding shares of DST.

As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Funds and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

State Street and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Funds' investors; calculates the amount of, and delivers to the Funds' investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Funds.

Each Fund is responsible for its operating expenses. The adviser has agreed to reimburse each Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.05% of the Service Share's average daily net asset during the fiscal year. The Agreement may not be terminated until September 30, 2003. The adviser may receive reimbursement of expenses previously waived or reimbursed by the adviser from each Fund's service shares class at a later date not to exceed three years from the fiscal year in which the expenses were incurred, provided that class expenses subject to limitation plus any such reimbursements made to the adviser shall not exceed 0.05% of the class's average daily net assets in any fiscal year.

12b-1 PLAN

Each Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Service Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Service Shares class of each Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.

The expenses paid by BFG may include, but are not limited to:

         o payments made to, and costs incurred by, the Funds' principal underwriter in connection with the distribution of Service Shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         o payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Service Shares, such as answering routine telephone inquiries and processing investor requests for information;

         o compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Funds) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Service Shares, including services to holders of Service Shares and prospective investors;

         o costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

         o costs of printing and distributing prospectuses and reports to prospective investors of Service Shares;

         o costs involved in preparing, printing and distributing sales literature for Service Shares;

         o costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Funds relating to Service Shares that BFG deems advisable; and

         o such other costs relating to Service Shares as the Funds may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Service Shares.

Such 12b-1 fee payments are to be made by the Funds to BFG with respect to each fiscal year of the Funds without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Funds by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Funds.

From time to time the Funds may engage in activities that jointly promote the sale of Service Shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, the Funds' 12b-1 fees may be used to finance the joint promotion of the shares of the Service Shares, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

The current 12b-1 Plan will continue in effect until the end of September 2003, and from year to year thereafter if approved at least annually by the Funds' trustees and those trustees who are not interested persons of the Funds and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Service Shares without investor approval.

SERVICE FEE

Each Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

OTHER EXPENSE INFORMATION

The Funds and/or the adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. The Funds' adviser or the Funds (if approved by the trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

The Funds' adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.

DISTRIBUTOR

The distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Suite 800, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Funds' Service Shares.

                                BROKERAGE POLICY

In placing orders for securities transactions, the subadviser is required to give primary consideration to obtaining the most favorable price and efficient execution. The subadviser seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. The subadviser may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in the subadviser's option, to do so will further the goal of obtaining the best available execution.

Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

On occasions when the subadviser deems the purchase or sale of a security to be in the best interests of clients, the subadviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction will be made by the subadviser in accordance with the pre-allocation policy described below, in the manner it considers to be most equitable and consistent with its fiduciary obligations to the clients.

Regular daily trades are generated by the trader using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. No alteration to proportions or calculated trades is permitted without the express permission of the Chief Investment Officer. Trades are submitted to designated brokers in a single electronic file at one time during the day, to the extent possible, pre-allocated to individual clients.

In the event that an order is not completely filed, executed shares are allocated to client accounts in proportion to the order.

                  PURCHASING AND REDEEMING SHARES OF THE FUNDS

Investors may not purchase or redeem shares of the Funds directly. The Funds sell their shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Funds' behalf. These financial intermediaries agree to maintain a $100,000 minimum aggregate account balance in a Fund. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

The Funds do not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.

                      HOW THE NET ASSET VALUE IS DETERMINED

The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

The per share net asset value of each Fund is determined by dividing the total value of the Fund's securities and other assets, less liabilities by the total number of shares outstanding. Net asset value is calculated by class, and since the Service Shares and each other class of the Funds has its own expenses, the per share net asset value of the Funds will vary by class.

In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

         INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX TREATMENT

This discussion summarizes certain federal income tax issues relating to the Funds. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

TAX STATUS OF THE FUND. If a Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. Each Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, each Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon a Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

In general, net capital gains from assets held by a Fund for more than 12 months will be subject to the applicable long-term capital gains rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gains rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

If a Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Funds reserve the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

Additionally, each Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in a Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

INCOME FROM FOREIGN SOURCES. Dividends and interest received by a Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of a Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if a Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, a Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of a Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

INCOME FROM CERTAIN TRANSACTIONS. Some or all of a Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect a Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of a Fund. If a Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, a Fund will be required to withhold federal income tax at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

FOREIGN INVESTORS. Foreign investors of a Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

                         SUSPENSION OF REDEMPTION RIGHTS

A Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption, of any redeemable shares for more than seven days except for any period during which the Exchange is closed or the Securities and Exchange Commission (the "SEC") determines that trading on the Exchange is restricted or when there is an emergency as determined by the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the SEC may by order permit for the protection of investors of the Fund.

Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described above.

                             PERFORMANCE INFORMATION

From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Russell 1000 Growth Index, the Russell 1000 Value Index and the Standard & Poor's 500 Stock Index, as well as peer indices.

The total return of a Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by a Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

A Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in a Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

All performance figures for a Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

        Where   P      = a hypothetical initial payment of $1,000
                T      = the average annual total return
                n      = the number of years
                ERV    = the ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the period.

All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

        Where:  P      = a hypothetical initial payment of $1,000
                T      = the average annual total return (after taxes on
                         distributions)
                N      = the number of years
                ATV    = ending value of a hypothetical $1,000 payment made at
                   D     the beginning of the period.

In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, or for the period since the Fund's registration became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

        Where:  P      = a hypothetical initial payment of $1,000
                T      = the average annual total return (after taxes on
                         distributions and redemption)
                N      = the number of years
                ATV    = ending value of a hypothetical $1,000 payment made at
                   DR    the beginning of the period.

In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

Total return of the Service Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

The Funds have no performance history since they did not commence operations until September 30, 2002.

                             ADDITIONAL INFORMATION

FUND ORGANIZATION

Each Fund is a separate series of the Berger Enhanced Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. Each Fund was established on June 21, 2002.

The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Funds are the only three series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Each Fund currently has three classes of shares, although others may be added in the future.

Shares of each Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Funds will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

As a result, the risk of an investor of a Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Funds is therefore remote. The trustees intend to conduct the operations of the Trust and the Funds so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Funds.

CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUNDS. The Funds are not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

Investors of the Funds and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of a Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Funds may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and unless required by the 1940 Act, generally do not require investor approval. The trustees, without investor approval, may also invest the assets of a Fund in a "master" fund.

MORE ON SPECIAL FUND STRUCTURE

MULTI-CLASS. The Funds have divided their shares into classes. Each Fund has divided its shares into three classes, the Service Shares covered by this SAI and the Institutional Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Funds implemented their multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue their shares in classes. The Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820.

Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

As of September 30, 2002, BFG owned, beneficially and of record, 100% of the outstanding Service Shares of each Fund.

DISTRIBUTION

Berger Distributors LLC, as the Funds' Distributor, is the principal underwriter of the Funds' shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of the Funds' shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Funds. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Funds. Anthony Bosch, Vice President and Chief Compliance Officer of the Distributor is also Vice President of the Funds. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Funds.

The Trust, on behalf of the Funds, and the Distributor are parties to a Distribution Agreement that continues through September 30, 2004, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. Under the Distribution Agreement, the Distributor continuously offers the Funds' shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds of which this SAI is a part. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, has been appointed to act as independent accountants for the Trust and the Funds for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Funds and assist each Fund in connection with the preparation of its 2002 income tax return.

                         BERGER ENHANCED PORTFOLIO TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature page below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  None.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Enhanced Portfolio Trust (the "Trust"), of which the Funds are series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, present and former trustees and officers shall be, and present and former employees and agents may be, indemnified against liability and against all expenses incurred by them in connection with any action, suit or other proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Berger Financial Group LLC ("BFG"), the investment adviser of the Funds, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information under the heading "Investment Adviser and Subadviser," which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: David G. Mertens is a Senior Vice President of BFG; Senior Vice President of Stilwell Management, Inc.; Manager, President and Chief Executive Officer of Berger Distributors LLC, a wholly-owned broker-dealer subsidiary of BFG and distributor of the Berger Funds; and Vice President of Berger/Bay Isle LLC, a registered investment adviser; Lisa M. Steele is a Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Sally J. Carleton is a Vice President-Corporate Communications of BFG; Julie DiIorio is a Vice President-Trading of BFG; and Johnnie Rogers is a Vice President of BFG. The address of businesses referenced include: BFG, Berger/Bay Isle LLC, Berger Distributors LLC and Stilwell Management, Inc. at 210 University Blvd., Denver, Colorado 80206.

                  The business of Enhanced Investment Technologies, LLC ("INTECH"), the sub-adviser to the Funds, is described in the Prospectus and in the Statement of Additional Information under the heading "Investment Adviser and Subadviser," which are included in this Registration Statement. Information relating to the officers and directors of INTECH (current and for the past two years) is as follows: Robert A. Garvy is the President and Chief Executive Officer; E. Robert Fernholz is the Executive Vice President and Chief Investment Officer; and David E. Hurley is the Senior Vice President, Chief Operating Officer and Chief Compliance Officer. The address of the business referenced is: 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Funds' principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
            -     Berger Mid Cap Growth Fund
            -     Berger Small Company Growth Fund
            -     Berger Information Technology Fund
            -     Berger Large Cap Value Fund
            -     Berger Mid Cap Value Fund
            -     Berger Small Cap Value Fund II
            -     Berger Balanced Fund
         Berger Omni Investment Trust
            -     Berger Small Cap Value Fund
         Berger Institutional Products Trust
            -     Berger IPT - Growth Fund
            -     Berger IPT - Large Cap Growth Fund
            -     Berger IPT - Small Company Growth Fund
            -     Berger IPT - International Fund
            -     Berger IPT - Large Cap Value Fund
            -     Berger IPT - Mid Cap Value Fund
         Berger Worldwide Funds Trust
            -     Berger International Fund
            -     International Equity Fund
            -     Berger International CORE Fund

                  (b)      For Berger Distributors LLC:

                                  POSITIONS AND                            POSITIONS AND
                                   OFFICES WITH                             OFFICES WITH
     NAME                          UNDERWRITER                               REGISTRANT
     ----                         -------------                             ------------
David G. Mertens          President, CEO and Manager             None

Brian S. Ferrie           Vice President, Chief Financial        Vice President
                          Officer and Treasurer

Janice M. Teague          Vice President and Secretary           Vice President and Assistant Secretary

Anthony R. Bosch          Vice President and Chief
                          Compliance Officer                     Vice President

                             POSITIONS AND                 POSITIONS AND
                              OFFICES WITH                  OFFICES WITH
     NAME                     UNDERWRITER                    REGISTRANT
     ----                    -------------                  ------------
Andrew J. Iseman          Manager                          Vice President

Sue Vreeland              Assistant Secretary              Secretary

                  The principal business address of each of the persons in the table above is 210 University Blvd., Denver, Colorado 80206.

                  (c)      Not applicable.

Item 28. Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                  Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121.

                  Accounting records relating to cash and other money balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Denver, Colorado 80206.

                  Certain records relating to day-to-day portfolio management of the Funds, including brokerage and trading records, are kept at the offices of their sub-adviser, Enhanced Investment Technologies, LLC, 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410.

Item 29.          Management Services

                  The Registrant has no management-related service contract that is not discussed in Parts A and B of this form.

Item 30.          Undertakings

                  Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 28th day of June, 2002.

                                           BERGER ENHANCED PORTFOLIO TRUST
                                           -------------------------------
                                           (Registrant)

                                           By /s/ Jack R. Thompson
                                              ----------------------------------
                                           Name: Jack R. Thompson
                                                 -------------------------------
                                           Title: President
                                                  ------------------------------

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

           SIGNATURE                        TITLE                             DATE
           ---------                        -----                             ----
/s/ Jack R. Thompson               President (Principal                  June 28, 2002
-----------------------------      Executive Officer)
Jack R. Thompson                   and Trustee

/s/ Brian S. Ferrie                Vice President (Principal             June 28, 2002
-----------------------------      Financial Officer)
Brian S. Ferrie

/s/ John A. Paganelli              Vice President and Treasurer          June 28, 2002
-----------------------------      (Principal Accounting Officer)
John A. Paganelli

/s/ G. Andrew Cox                  Trustee                               June 28, 2002
-----------------------------
Andrew Cox

/s/ David E. Hurley                Trustee                               June 28, 2002
-----------------------------
David E. Hurley

                       BERGER INVESTMENT PORTFOLIO TRUST



                                 EXHIBIT INDEX

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                         Name of Exhibit
-------                             -------                     ---------------

*        Exhibit 23(a)              99.B.23(A)                  Trust Instrument
*        Exhibit 23(b)              99.B.23(B)                  Bylaws
         Exhibit 23(c)                                          Not applicable
**       Exhibit 23(d)-1                                        Investment Advisory Agreement for Berger Risk
                                                                Managed Growth Fund
**       Exhibit 23(d)-2                                        Investment Advisory Agreement for Berger Risk
                                                                Managed Core Fund
**       Exhibit 23(d)-3                                        Investment Advisory Agreement for Berger Risk
                                                                Managed Value Fund
**       Exhibit 23(d)-4                                        Sub-Advisory Agreement for Berger Risk Managed
                                                                Growth Fund
**       Exhibit 23(d)-5                                        Sub-Advisory Agreement for Berger Risk Managed Core
                                                                Fund
**       Exhibit 23(d)-6                                        Sub-Advisory Agreement for Berger Risk Managed Value
                                                                Fund
**       Exhibit 23(e)                                          Distribution Agreement between the Trust and Berger
                                                                Distributors LLC
         Exhibit 23(f)                                          Not applicable
**       Exhibit 23(g)                                          Custody Agreement
**       Exhibit 23(h)-1                                        Administrative Services Agreement for Berger Risk
                                                                Managed Growth Fund
**       Exhibit 23(h)-2                                        Administrative Services Agreement for Berger Risk
                                                                Managed Core Fund
**       Exhibit 23(h)-3                                        Administrative Services Agreement for Berger Risk
                                                                Managed Value Fund
**       Exhibit 23(h)-4                                        Recordkeeping and Pricing Agent Agreement
**       Exhibit 23(h)-5                                        Agency Agreement
**       Exhibit 23(h)-6                                        Securities Lending Agreement
**       Exhibit 23(h)-7                                        Line of Credit Agreement
**       Exhibit 23(h)-8                                        Expense Reimbursement Agreement for Berger Risk
                                                                Managed Growth Fund
**       Exhibit 23(h)-9                                        Expense Reimbursement Agreement for Berger Risk
                                                                Managed Core Fund
**       Exhibit 23(h)-10                                       Expense Reimbursement Agreement for Berger Risk
                                                                Managed Value Fund
**       Exhibit 23(h)-11                                       Shareholder Services Agreement for the Service
                                                                Shares of the Berger Risk Managed Growth Fund, the
                                                                Berger Risk Managed Core Fund and the Berger Risk
                                                                Managed Value Fund
**       Exhibit 23(h)-12                                       Shareowner Servicing Agreement
**       Exhibit 23(i)                                          Opinion and Consent of Counsel
**       Exhibit 23(j)                                          Consent of PricewaterhouseCoopers LLP
         Exhibit 23(k)                                          Not applicable
**       Exhibit 23(l)                                          Investment Letter from Initial Stockholder

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                         Name of Exhibit
-------                             -------                     ---------------

**       Exhibit 23(m)-1                                        Rule 12b-1 Plan for the Service Shares of Berger
                                                                Risk Managed Growth Fund
**       Exhibit 23(m)-2                                        Rule 12b-1 Plan for the Service Shares of Berger
                                                                Risk Managed Core Fund
**       Exhibit 23(m)-3                                        Rule 12b-1 Plan for the Service Shares of Berger
                                                                Risk Managed Value Fund
**       Exhibit 23(n)-1                                        Rule 18f-3 Plan for the Berger Risk Managed Growth
                                                                Fund
**       Exhibit 23(n)-2                                        Rule 18f-3 Plan for the Berger Risk Managed Core Fund
**       Exhibit 23(n)-3                                        Rule 18f-3 Plan for the Berger Risk Managed Value
                                                                Fund
*        Exhibit 23(o)              99.B.23(O)                  Power of Attorney
**       Exhibit 23(p)-1                                        Code of Ethics of the Berger Funds
**       Exhibit 23(p)-2                                        Code of Ethics of Berger Financial Group LLC
**       Exhibit 23(p)-3                                        Code of Ethics of Berger Distributors LLC
**       Exhibit 23(p)-4                                        Code of Ethics for Enhanced Investment Technologies,
                                                                LLC

----------

*       Filed herewith

**      To be filed by amendment